UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)



       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2016

                    DATE OF REPORTING PERIOD: APRIL 30, 2016

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                           [WINTON LOGO OMITTED]



Winton Diversified Opportunities Fund

Semi-Annual Report
April 30, 2016 (Unaudited)





[WINTON LOGO OMITTED]


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[WINTON LOGO OMITTED]
--------------------------------------------------------------------------------


TABLE OF CONTENTS

Fund Information ............................................................  1
Letter to Shareholders ......................................................  2
Consolidated Schedule of Investments ........................................  4
Consolidated Statement of Assets and Liabilities ............................ 25
Consolidated Statement of Operations ........................................ 26
Consolidated Statements of Changes in Net Assets ............................ 27
Consolidated Financial Highlights ........................................... 28
Notes to the Consolidated Financial Statements .............................. 29






The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-866-330-9999; and (ii) on the SEC's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[WINTON LOGO OMITTED]
--------------------------------------------------------------------------------

FUND INFORMATION
For the six-month period ended April 30, 2016


REGISTERED OFFICE                P.O. Box 588
                                 Portland, ME 04112


ADVISER                          Winton Capital US LLC
                                 375 Park Avenue
                                 New York, NY 10152


DISTRIBUTOR                      SEI Investments Distribution Co.
                                 One Freedom Valley Drive
                                 Oaks, PA1 9456


ADMINISTRATOR                    SEI Investments Global Funds Services
                                 One Freedom Valley Drive
                                 Oaks, PA 19456


LEGAL COUNSEL                    Morgan, Lewis & Bockius LLP
                                 1701 Market Street
                                 Philadelphia, PA 19103-2921


CUSTODIAN                        The Bank of New York Mellon
                                 101 Barclay Street
                                 New York, NY 10286


TRANSFER AGENT                   Atlantic Shareholder Services, LLC
                                 Three Canal Plaza
                                 Portland, ME 04101


PRIME BROKER                     Morgan Stanley & Co., LLC
                                 One New York Plaza
                                 NewYork, NY 10004

INDEPENDENT REGISTERED           KPMGLLP
PUBLICACCOUNTINGFIRM             1601 Market Street
                                 Philadelphia, PA 19103

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Diversified Opportunities Fund's net asset value per share declined by 3.63% between November 1, 2015 and April 30 2016. For comparison, the HFRX Global Hedge Fund Index fell 3.49% and 3-month USD Libor returned 0.28% over the same period.

Portfolio Review

The Winton Diversified Opportunities Fund (the "Fund") follows the Winton Diversified Program (Enhanced) (the "Program"), a systematic investment approach based on the advanced statistical analysis of historical data. The Program is operated as an automated, computer-based system that uses leverage to invest long and short, across global derivative instruments. It trades multiple strategies in over 100 markets and has an allocation to a long-short equity system.

The period under review was challenging for performance as solid returns earned in the opening two months of 2016 were erased by a later reversal in long-term price trends, most notably in fixed income and energies. Yet, for the period as a whole, trading in these sectors was profitable and the majority of losses were concentrated in the Fund's exposure to equity markets.

Long fixed income positioning was the main positive driver of performance: eurodollar and euribor futures added value in short-term interest rates, while Japanese government bond and German bund futures led the contributors in bonds. The crude oil price trended downwards during the first half of the review period and the energies sector was another notable contributor as the Fund's short positions profited across the board.

Despite the US Federal Reserve's first rate hike since June 2006, and further monetary easing in Europe and Japan, the US dollar declined in value versus most major currencies over the six-month period. Fund returns in the currencies sector were mixed: a long position in the Japanese yen was the top individual contributor at the contract level, whereas a longstanding short position in the euro held back performance.

Nevertheless, it was mostly exposure to stock markets that pushed the Fund's overall returns into negative territory. The long-short equity system had a difficult six months with the utilities and consumer discretionary sectors weighing on its returns. Meanwhile in index futures, the Fund's overall long position turned short when stock markets sold off in the opening weeks of the year, which detracted when markets subsequently recovered. Precious metals cost some performance as well due to the gold price rallying in the opening months of 2016 after declining for three consecutive calendar years.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

In terms of Program development, Winton believes that financial markets can be studied using scientific methods in the same way as other natural phenomena, giving rise to inferential and ever-evolving investment systems. The Program is therefore backed by Winton's overarching research process. With this in mind, we transferred our futures system onto a new technology platform in November 2015. We believe that the new platform will make it easier to alter the system going forward. As part of this project, improvements to our data processes also enhanced the level of control we have around checking incoming data as well as the calculations we subsequently perform on it.

While we were disappointed to see the Fund's net asset value per share fall over the review period, we do not expect the Program to deliver positive returns in every timeframe. We also remain anxious about the twin risks of reduced liquidity and overcrowding in trend-following strategies, and our drive to incorporate innovative research into the Program is intended to mitigate these risks. We take comfort in our research and continue to believe that the Program has the potential to provide our investors with attractive diversification benefits and returns that are in line with the stated investment objective.

Sincerely,

Winton Capital US LLC ("Winton")



                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

THE HFRX GLOBAL HEDGE FUND INDEX is designed to be representative of the overall composition of the hedge fund universe.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

Below is a list of open equity swap contracts held by the Fund at April 30, 2016. All equity swap contracts are held with one counterparty, Morgan Stanley.

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
ACS Actividades de Construccion
   y Servicios SA .......................     EONIA-1D               10/04/17           255          8,432                -
Adidas AG ...............................     EONIA-1D               10/03/17           261         33,654                -
Ageas ...................................     EONIA-1D               10/03/17           555         21,774                -
Air Liquide SA ..........................     EONIA-1D               10/03/17            87          9,863                -
Allianz SE ..............................     EONIA-1D               10/03/17           172         29,200                -
Amadeus IT Holding SA ...................     EONIA-1D               10/04/17           481         21,889                -
ASML Holding NV .........................     EONIA-1D               10/03/17           128         12,371                -
Assicurazioni Generali SpA ..............     EONIA-1D               10/03/17         1,961         29,911                -
Atlantia SpA ............................     EONIA-1D               10/03/17           339          9,441                -
AXA SA ..................................     EONIA-1D               10/03/17         1,760         44,369                -
Banco Bilbao Vizcaya Argentaria SA ......     EONIA-1D               10/04/17         2,085         14,285                -
Banco Santander SA ......................     EONIA-1D               10/04/17         2,811         14,231                -
BASF SE .................................     EONIA-1D               10/03/17            15          1,239                -
Bayer AG ................................     EONIA-1D               10/03/17            20          2,307                -
BNP Paribas SA ..........................     EONIA-1D               10/03/17           377         19,962                -
Bouygues SA .............................     EONIA-1D               10/03/17           291          9,704                -
Cap Gemini SA ...........................     EONIA-1D               10/03/17           252         23,527                -
Casino Guichard Perrachon SA ............     EONIA-1D               10/03/17           167          9,937                -
Christian Dior SE .......................     EONIA-1D               10/03/17            74         12,995                -
Cie Generale des Etablissements
   Michelin .............................     EONIA-1D               10/03/17           124         12,943                -
Continental AG ..........................     EONIA-1D               10/03/17            81         17,790                -
Credit Agricole SA ......................     EONIA-1D               10/03/17         1,047         11,581                -
Dassault Systemes .......................     EONIA-1D               10/03/17           112          8,760                -
Delhaize Group ..........................     EONIA-1D               10/03/17            90          9,433                -
Deutsche Boerse AG ......................     EONIA-1D               10/03/17           162         13,299                -
Deutsche Lufthansa AG ...................     EONIA-1D               10/03/17           582          9,037                -
Deutsche Post AG ........................     EONIA-1D               10/03/17           174          5,109                -
EDP - Energias de Portugal SA ...........     EONIA-1D               10/03/17           586          2,083                -
Eni SpA .................................     EONIA-1D               10/03/17         2,339         38,034                -
Erste Group Bank AG .....................     EONIA-1D               10/03/17           154          4,430                -
Essilor International SA ................     EONIA-1D               10/03/17            28          3,625                -
Ferrovial SA ............................     EONIA-1D               10/04/17         1,414         30,425                -
Fortum OYJ ..............................     EONIA-1D               10/03/17           324          4,883                -
Fresenius Medical Care AG & Co KGaA .....     EONIA-1D               10/03/17            37          3,210                -
Fresenius SE & Co KGaA ..................     EONIA-1D               10/03/17           228         16,584                -
Groupe Bruxelles Lambert SA .............     EONIA-1D               10/03/17            26          2,296                -
Heineken NV .............................     EONIA-1D               10/03/17            68          6,374                -
Hermes International ....................     EONIA-1D               10/03/17            50         17,807                -
Hochtief AG .............................     EONIA-1D               10/03/17            55          7,051                -
Industria de Diseno Textil SA ...........     EONIA-1D               10/04/17           816         26,197                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Infineon Technologies AG ................     EONIA-1D               10/03/17         1,222         17,387                -
ING Groep NV ............................     EONIA-1D               10/03/17         2,112         25,866                -
Intesa Sanpaolo SpA .....................     EONIA-1D               10/03/17         1,194          3,309                -
KBC Groep NV ............................     EONIA-1D               10/03/17           293         16,451                -
Kering ..................................     EONIA-1D               10/03/17            60         10,282                -
Kone OYJ ................................     EONIA-1D               10/03/17           145          6,615                -
Koninklijke Ahold NV ....................     EONIA-1D               10/03/17           478         10,400                -
Koninklijke KPN NV ......................     EONIA-1D               10/03/17         2,012          7,914                -
Legrand SA ..............................     EONIA-1D               10/03/17           161          9,170                -
Linde AG ................................     EONIA-1D               10/03/17            16          2,444                -
L'Oreal SA ..............................     EONIA-1D               10/03/17            20          3,629                -
Luxottica Group SpA .....................     EONIA-1D               10/03/17           461         25,112                -
LVMH Moet Hennessy Louis Vuitton SE .....     EONIA-1D               10/03/17           127         21,102                -
Mediaset SpA ............................     EONIA-1D               10/03/17         5,406         24,329                -
Mediobanca SpA ..........................     EONIA-1D               10/03/17           249          2,046                -
Metso OYJ ...............................     EONIA-1D               10/03/17           611         14,686                -
Muenchener Rueckversicherungs-
   Gesellschaft AG in Muenchen ..........     EONIA-1D               10/03/17            41          7,604                -
Nokia OYJ ...............................     EONIA-1D               10/03/17           430          2,536                -
Nokian Renkaat OYJ ......................     EONIA-1D               10/03/17           606         22,359                -
Orange SA ...............................     EONIA-1D               10/03/17           488          8,092                -
Peugeot SA ..............................     EONIA-1D               10/03/17         1,937         31,176                -
Porsche Automobil Holding SE ............     EONIA-1D               10/03/17           217         12,109                -
PostNL NV ...............................     EONIA-1D               10/03/17         2,821         12,340                -
Randstad Holding NV .....................     EONIA-1D               10/03/17           299         16,060                -
RELX NV .................................     EONIA-1D               10/03/17           614         10,304                -
Renault SA ..............................     EONIA-1D               10/03/17           361         34,841                -
RWE AG ..................................     EONIA-1D               10/03/17           285          4,257                -
Ryanair Holdings PLC ....................     EONIA-1D               10/03/17           962         14,475                -
Safran SA ...............................     EONIA-1D               10/03/17            61          4,203                -
Sampo Oyj ...............................     EONIA-1D               10/03/17           231         10,086                -
Sanofi ..................................     EONIA-1D               10/03/17           324         26,754                -
SAP SE ..................................     EONIA-1D               10/03/17            11            861                -
SES SA ..................................     EONIA-1D               10/03/17           664         18,116                -
Societe Generale SA .....................     EONIA-1D               10/03/17           511         20,042                -
STMicroelectronics NV ...................     EONIA-1D               10/03/17           726          4,464                -
Stora Enso OYJ ..........................     EONIA-1D               10/03/17            99            864                -
Telefonica SA ...........................     EONIA-1D               10/04/17            75            818                -
Tenaris SA ..............................     EONIA-1D               10/03/17         2,105         28,396                -
Thales SA ...............................     EONIA-1D               10/03/17           215         18,588                -
Umicore SA ..............................     EONIA-1D               10/03/17           265         13,208                -
Unibail-Rodamco SE ......................     EONIA-1D               10/03/17            34          9,111                -
UPM-Kymmene OYJ .........................     EONIA-1D               10/03/17         1,656         31,631                -
Valeo SA ................................     EONIA-1D               10/03/17           204         32,343                -
Vinci SA ................................     EONIA-1D               10/03/17           206         15,390                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Vivendi SA ..............................     EONIA-1D               10/03/17         1,796         34,469                -
voestalpine AG ..........................     EONIA-1D               10/03/17           100          3,605                -
Wartsila OYJ Abp ........................     EONIA-1D               10/03/17           136          5,831                -
Wolters Kluwer NV .......................     EONIA-1D               10/03/17            48          1,827                -
Abbott Laboratories .....................     FEDEF-1D               10/04/17           571         22,212                -
AbbVie Inc ..............................     FEDEF-1D               10/04/17           160          9,760                -
Accenture PLC ...........................     FEDEF-1D               10/04/17           319         36,021                -
Adobe Systems Inc .......................     FEDEF-1D               10/04/17            35          3,298                -
Advance Auto Parts Inc ..................     FEDEF-1D               10/04/17           161         25,132                -
Aetna Inc ...............................     FEDEF-1D               10/04/17           190         21,331                -
Aflac Inc ...............................     FEDEF-1D               10/04/17           679         46,831                -
Agilent Technologies Inc ................     FEDEF-1D               10/04/17           182          7,447                -
Alaska Air Group Inc ....................     FEDEF-1D               10/04/17           422         29,721                -
Alliance Data Systems Corp ..............     FEDEF-1D               10/04/17            11          2,236                -
Allstate Corp ...........................     FEDEF-1D               10/04/17           135          8,782                -
Altria Group Inc ........................     FEDEF-1D               10/04/17           217         13,608                -
Amazon.com Inc ..........................     FEDEF-1D               10/04/17            41         27,043                -
AMC Networks Inc ........................     FEDEF-1D               10/04/17           309         20,156                -
American Express Co .....................     FEDEF-1D               10/04/17         1,142         74,721                -
American International Group Inc ........     FEDEF-1D               10/04/17           852         47,559                -
Ameriprise Financial Inc ................     FEDEF-1D               10/04/17           549         52,649                -
AmerisourceBergen Corp ..................     FEDEF-1D               10/04/17           571         48,592                -
AMETEK Inc ..............................     FEDEF-1D               10/04/17           823         39,578                -
Amgen Inc ...............................     FEDEF-1D               10/04/17           254         40,208                -
Analog Devices Inc ......................     FEDEF-1D               10/04/17           237         13,348                -
Anthem Inc ..............................     FEDEF-1D               10/04/17           275         38,712                -
Apartment Investment &
   Management Co ........................     FEDEF-1D               10/04/17           187          7,491                -
Apple Inc ...............................     FEDEF-1D               10/04/17           701         65,712                -
Archer-Daniels-Midland Co ...............     FEDEF-1D               10/04/17           686         27,399                -
Assurant Inc ............................     FEDEF-1D               10/04/17           392         33,151                -
Automatic Data Processing Inc ...........     FEDEF-1D               10/04/17            62          5,483                -
AutoNation Inc ..........................     FEDEF-1D               10/04/17           315         15,955                -
AutoZone Inc ............................     FEDEF-1D               10/04/17            46        35,201                 -
AvalonBay Communities Inc ...............     FEDEF-1D               10/04/17             5            884                -
Avery Dennison Corp .....................     FEDEF-1D               10/04/17            50          3,631                -
Bank of America Corp ....................     FEDEF-1D               10/04/17         1,542         22,452                -
Bank of New York Mellon Corp ............     FEDEF-1D               10/04/17         1,013         40,763                -
Baxter International Inc ................     FEDEF-1D               10/04/17            61          2,697                -
BB&T Corp ...............................     FEDEF-1D               10/04/17         1,131         40,015                -
Bed Bath & Beyond Inc ...................     FEDEF-1D               10/04/17           987         46,606                -
Best Buy Co Inc .........................     FEDEF-1D               10/04/17         1,413         45,329                -
Boeing Co ...............................     FEDEF-1D               10/04/17           230         31,004                -
Brown-Forman Corp .......................     FEDEF-1D               10/04/17           444         42,766                -
CA Inc ..................................     FEDEF-1D               10/04/17           319          9,462                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp ................     FEDEF-1D               10/04/17         1,666         55,628                -
Cadence Design Systems Inc ..............     FEDEF-1D               10/04/17         1,354         31,399                -
Camden Property Trust ...................     FEDEF-1D               10/04/17            47          3,794                -
Campbell Soup Co ........................     FEDEF-1D               10/04/17            59          3,641                -
Capital One Financial Corp ..............     FEDEF-1D               10/04/17         1,006         72,824                -
Cardinal Health Inc .....................     FEDEF-1D               10/04/17           400         31,384                -
Carnival Corp ...........................     FEDEF-1D               10/04/17           642         31,490                -
Caterpillar Inc .........................     FEDEF-1D               10/04/17            33          2,565                -
CBS Corp ................................     FEDEF-1D               10/04/17           164          9,169                -
CH Robinson Worldwide Inc ...............     FEDEF-1D               10/04/17           341         24,201                -
Charles Schwab Corp .....................     FEDEF-1D               10/04/17           126          3,580                -
Church & Dwight Co Inc ..................     FEDEF-1D               10/04/17           174         16,130                -
Cigna Corp ..............................     FEDEF-1D               10/04/17           207         28,678                -
Cintas Corp .............................     FEDEF-1D               10/04/17           382         34,296                -
Cisco Systems Inc .......................     FEDEF-1D               10/04/17         2,405         66,113                -
Citigroup Inc ...........................     FEDEF-1D               10/04/17           598         27,675                -
Citrix Systems Inc ......................     FEDEF-1D               10/04/17           262         21,442                -
Clorox Co ...............................     FEDEF-1D               10/04/17           103         12,899                -
CME Group Inc ...........................     FEDEF-1D               10/04/17            69          6,342                -
Coach Inc ...............................     FEDEF-1D               10/04/17           554         22,310                -
Coca-Cola Enterprises Inc ...............     FEDEF-1D               10/04/17           666         34,952                -
Cognizant Technology Solutions Corp .....     FEDEF-1D               10/04/17           367         21,422                -
Comcast Corp ............................     FEDEF-1D               10/04/17           487         29,590                -
Comerica Inc ............................     FEDEF-1D               10/04/17           104          4,618                -
Computer Sciences Corp ..................     FEDEF-1D               10/04/17           871         28,856                -
Constellation Brands Inc ................     FEDEF-1D               10/04/17            70        10,924                 -
Corning Inc .............................     FEDEF-1D               10/04/17         1,283         23,954                -
Costco Wholesale Corp ...................     FEDEF-1D               10/04/17            57          8,443                -
CR Bard Inc .............................     FEDEF-1D               10/04/17            14          2,970                -
Cummins Inc .............................     FEDEF-1D               10/04/17           318         37,216                -
CVS Health Corp .........................     FEDEF-1D               10/04/17           279         28,040                -
Danaher Corp ............................     FEDEF-1D               10/04/17           160         15,480                -
Darden Restaurants Inc ..................     FEDEF-1D               10/04/17           503         31,312                -
DaVita HealthCare Partners Inc ..........     FEDEF-1D               10/04/17           243         17,958                -
Deere & Co ..............................     FEDEF-1D               10/04/17           248         20,859                -
Delphi Automotive PLC ...................     FEDEF-1D               10/04/17           206         15,168                -
DENTSPLY SIRONA Inc .....................     FEDEF-1D               10/04/17           100          5,960                -
Discover Financial Services .............     FEDEF-1D               10/04/17         1,086         61,109                -
Dollar General Corp .....................     FEDEF-1D               10/04/17           337         27,604                -
Dover Corp ..............................     FEDEF-1D               10/04/17           169         11,103                -
Dow Chemical Co .........................     FEDEF-1D               10/04/17           603         31,724                -
DR Horton Inc ...........................     FEDEF-1D               10/04/17         1,692         50,862                -
Dr Pepper Snapple Group Inc .............     FEDEF-1D               10/04/17            90          8,182                -
E*TRADE Financial Corp ..................     FEDEF-1D               10/04/17            76          1,914                -
Eastman Chemical Co .....................     FEDEF-1D               10/04/17            98          7,485                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Eaton Corp PLC ..........................     FEDEF-1D               10/04/17           100          6,327                -
eBay Inc ................................     FEDEF-1D               10/04/17         3,336         81,498                -
Ecolab Inc ..............................     FEDEF-1D               10/04/17           102         11,728                -
Edwards Lifesciences Corp ...............     FEDEF-1D               10/04/17           248         26,340                -
Electronic Arts Inc .....................     FEDEF-1D               10/04/17           298         18,431                -
Eli Lilly & Co ..........................     FEDEF-1D               10/04/17           192         14,502                -
EMC Corp/MA .............................     FEDEF-1D               10/04/17         1,721         44,935                -
Equifax Inc .............................     FEDEF-1D               10/04/17           130         15,633                -
Equinix Inc .............................     FEDEF-1D               10/04/17            29          9,580                -
Equity Residential ......................     FEDEF-1D               10/04/17             9            613                -
Estee Lauder Cos Inc ....................     FEDEF-1D               10/04/17            55          5,273                -
Everest Re Group Ltd ....................     FEDEF-1D               10/04/17           258         47,704                -
Expedia Inc .............................     FEDEF-1D               10/04/17           247         28,595                -
Expeditors International of
   Washington Inc .......................     FEDEF-1D               10/04/17           677         33,586                -
Express Scripts Holding Co ..............     FEDEF-1D               10/04/17           236         17,400                -
F5 Networks Inc .........................     FEDEF-1D               10/04/17           331         34,672                -
Fastenal Co                                   FEDEF-1D               10/04/17           111          5,194                -
Fidelity National Information Services Inc    FEDEF-1D               10/04/17           758         49,876                -
Fifth Third Bancorp .....................     FEDEF-1D               10/04/17         2,635         48,247                -
Fiserv Inc ..............................     FEDEF-1D               10/04/17           454         44,365                -
Fluor Corp ..............................     FEDEF-1D               10/04/17           751         41,050                -
FMC Technologies Inc ....................     FEDEF-1D               10/04/17             8            244                -
Foot Locker Inc .........................     FEDEF-1D               10/04/17           541         33,239                -
Ford Motor Co ...........................     FEDEF-1D               10/04/17         5,514         74,770                -
Franklin Resources Inc ..................     FEDEF-1D               10/04/17           368         13,741                -
Gap Inc .................................     FEDEF-1D               10/04/17         1,594         36,949                -
Garmin Ltd ..............................     FEDEF-1D               10/04/17           267         11,382                -
General Dynamics Corp ...................     FEDEF-1D               10/04/17           339         47,636                -
General Mills Inc .......................     FEDEF-1D               10/04/17           288         17,666                -
Genuine Parts Co ........................     FEDEF-1D               10/04/17           351         33,685                -
Gilead Sciences Inc .....................     FEDEF-1D               10/04/17           837         73,832                -
Goldman Sachs Group Inc .................     FEDEF-1D               10/04/17           454         74,506                -
Goodyear Tire & Rubber Co ...............     FEDEF-1D               10/04/17         1,903         55,130                -
H&R Block Inc ...........................     FEDEF-1D               10/04/17         1,717         34,752                -
Harley-Davidson Inc .....................     FEDEF-1D               10/04/17           688         32,907                -
Harris Corp .............................     FEDEF-1D               10/04/17            69          5,521                -
Hartford Financial Services Group Inc ...     FEDEF-1D               10/04/17         1,718         76,245                -
Hasbro Inc ..............................     FEDEF-1D               10/04/17           551         46,637                -
Hologic Inc .............................     FEDEF-1D               10/04/17           228          7,659                -
Home Depot Inc ..........................     FEDEF-1D               10/04/17           234         31,330                -
HP Inc ..................................     FEDEF-1D               10/04/17         2,567         31,497                -
Humana Inc ..............................     FEDEF-1D               10/04/17            21          3,718                -
Huntington Bancshares Inc ...............     FEDEF-1D               10/04/17         4,424         44,505                -
Ingredion Inc ...........................     FEDEF-1D               10/04/17           129         14,847                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp ..............................     FEDEF-1D               10/04/17         1,700         51,476                -
Intercontinental Exchange Inc ...........     FEDEF-1D               10/04/17            44         10,561                -
International Business Machines Corp ....     FEDEF-1D               10/04/17           579         84,499                -
Interpublic Group of Cos Inc ............     FEDEF-1D               10/04/17           572         13,122                -
Intuitive Surgical Inc ..................     FEDEF-1D               10/04/17            20        12,527                 -
Invesco Ltd .............................     FEDEF-1D               10/04/17           515         15,970                -
Johnson Controls Inc ....................     FEDEF-1D               10/04/17           258         10,681                -
JPMorgan Chase & Co .....................     FEDEF-1D               10/04/17         1,207         76,282                -
Juniper Networks Inc ....................     FEDEF-1D               10/04/17           840         19,656                -
KeyCorp .................................     FEDEF-1D               10/04/17         3,200         39,328                -
Kohl's Corp .............................     FEDEF-1D               10/04/17           657         29,105                -
Kroger Co ...............................     FEDEF-1D               10/04/17           459         16,244                -
L Brands Inc ............................     FEDEF-1D               10/04/17           244         19,103                -
Laboratory Corp of America Holdings .....     FEDEF-1D               10/04/17           126         15,790                -
Lam Research Corp .......................     FEDEF-1D               10/04/17           588         44,923                -
Leggett & Platt Inc .....................     FEDEF-1D               10/04/17           483         23,807                -
Lincoln National Corp ...................     FEDEF-1D               10/04/17           368         15,990                -
Linear Technology Corp ..................     FEDEF-1D               10/04/17           462         20,550                -
LKQ Corp ................................     FEDEF-1D               10/04/17         1,227         39,325                -
Lockheed Martin Corp ....................     FEDEF-1D               10/04/17            26          6,042                -
Lowe's Cos Inc ..........................     FEDEF-1D               10/04/17           300         22,806                -
LyondellBasell Industries NV ............     FEDEF-1D               10/04/17           652         53,901                -
M&T Bank Corp ...........................     FEDEF-1D               10/04/17           170         20,114                -
Macy's Inc ..............................     FEDEF-1D               10/04/17           857         33,929                -
Marathon Petroleum Corp .................     FEDEF-1D               10/04/17           305         11,919                -
Marriott International Inc/MD ...........     FEDEF-1D               10/04/17           142          9,953                -
Masco Corp ..............................     FEDEF-1D               10/04/17         1,150         35,317                -
MasterCard Inc ..........................     FEDEF-1D               10/04/17           518         50,241                -
Mattel Inc ..............................     FEDEF-1D               10/04/17           900         27,981                -
McCormick & Co Inc/MD ...................     FEDEF-1D               10/04/17            91          8,534                -
McDonald's Corp .........................     FEDEF-1D               10/04/17            35          4,427                -
McKesson Corp ...........................     FEDEF-1D               10/04/17            32          5,370                -
Merck & Co Inc ..........................     FEDEF-1D               10/04/17           301         16,507                -
MetLife Inc .............................     FEDEF-1D               10/04/17         1,248         56,285                -
Microchip Technology Inc ................     FEDEF-1D               10/04/17           345         16,764                -
Micron Technology Inc ...................     FEDEF-1D               10/04/17           972         10,449                -
Microsoft Corp ..........................     FEDEF-1D               10/04/17           152          7,580                -
Mohawk Industries Inc ...................     FEDEF-1D               10/04/17           183         35,251                -
Molson Coors Brewing Co .................     FEDEF-1D               10/04/17            71          6,790                -
Mondelez International Inc ..............     FEDEF-1D               10/04/17         2,128         91,419                -
Moody's Corp ............................     FEDEF-1D               10/04/17           303         29,003                -
Mosaic Co ...............................     FEDEF-1D               10/04/17           527         14,751                -
Mylan NV ................................     FEDEF-1D               10/04/17            74          3,087                -
Nasdaq Inc ..............................     FEDEF-1D               10/04/17           306         18,883                -
NetApp Inc ..............................     FEDEF-1D               10/04/17           870         20,567                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp Inc ..........     FEDEF-1D               10/04/17         2,447         36,778                -
Newell Rubbermaid Inc ...................     FEDEF-1D               10/04/17           546         24,865                -
Newmont Mining Corp .....................     FEDEF-1D               10/04/17           154          5,385                -
NIKE Inc ................................     FEDEF-1D               10/04/17           763         44,971                -
Nordstrom Inc ...........................     FEDEF-1D               10/04/17           409         20,912                -
Northern Trust Corp .....................     FEDEF-1D               10/04/17           386         27,437                -
Northrop Grumman Corp ...................     FEDEF-1D               10/04/17             8          1,650                -
Nucor Corp ..............................     FEDEF-1D               10/04/17           622         30,963                -
NVIDIA Corp .............................     FEDEF-1D               10/04/17         1,437         51,057                -
NVR Inc .................................     FEDEF-1D               10/04/17            23         38,210                -
Omnicom Group Inc .......................     FEDEF-1D               10/04/17           250         20,743                -
Oracle Corp .............................     FEDEF-1D               10/04/17           531         21,166                -
O'Reilly Automotive Inc .................     FEDEF-1D               10/04/17           158         41,503                -
PACCAR Inc ..............................     FEDEF-1D               10/04/17           402         23,682                -
Paychex Inc .............................     FEDEF-1D               10/04/17            39          2,033                -
PepsiCo Inc .............................     FEDEF-1D               10/04/17           103         10,605                -
PerkinElmer Inc .........................     FEDEF-1D               10/04/17           315         15,882                -
Pfizer Inc ..............................     FEDEF-1D               10/04/17         1,232         40,299                -
Phillips 66 .............................     FEDEF-1D               10/04/17            95          7,800                -
PNC Financial Services Group Inc ........     FEDEF-1D               10/04/17           704         61,797                -
Priceline Group Inc .....................     FEDEF-1D               10/04/17            20         26,873                -
Principal Financial Group Inc ...........     FEDEF-1D               10/04/17         1,679         71,660                -
Progressive Corp ........................     FEDEF-1D               10/04/17         1,035         33,741                -
Prudential Financial Inc ................     FEDEF-1D               10/04/17           887         68,867                -
Public Service Enterprise Group Inc .....     FEDEF-1D               10/04/17           100          4,613                -
PVH Corp ................................     FEDEF-1D               10/04/17           252         24,091                -
QUALCOMM Inc ............................     FEDEF-1D               10/04/17           122          6,163                -
Quest Diagnostics Inc ...................     FEDEF-1D               10/04/17           114          8,569                -
Ralph Lauren Corp .......................     FEDEF-1D               10/04/17            75          6,991                -
Regions Financial Corp ..................     FEDEF-1D               10/04/17         1,769         16,593                -
Reynolds American Inc ...................     FEDEF-1D               10/04/17           424         21,030                -
Robert Half International Inc ...........     FEDEF-1D               10/04/17           666         25,514                -
Rockwell Automation Inc .................     FEDEF-1D               10/04/17           265         30,070                -
Roper Technologies Inc ..................     FEDEF-1D               10/04/17            44          7,748                -
Ross Stores Inc .........................     FEDEF-1D               10/04/17           587         33,330                -
SanDisk Corp ............................     FEDEF-1D               10/04/17           110          8,264                -
Scripps Networks Interactive Inc ........     FEDEF-1D               10/04/17           628         39,156                -
Seagate Technology PLC ..................     FEDEF-1D               10/04/17           867         18,875                -
Sealed Air Corp .........................     FEDEF-1D               10/04/17           178          8,430                -
Skyworks Solutions Inc ..................     FEDEF-1D               10/04/17            69          4,611                -
Snap-on Inc .............................     FEDEF-1D               10/04/17           230         36,634                -
Southwest Airlines Co ...................     FEDEF-1D               10/04/17           221          9,859                -
St Jude Medical Inc .....................     FEDEF-1D               10/04/17           711         54,178                -
Stanley Black & Decker Inc ..............     FEDEF-1D               10/04/17           186         20,817                -
Staples Inc                                   FEDEF-1D               10/04/17            42            428                -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp ..........................     FEDEF-1D               10/04/17           872         49,033                -
Starwood Hotels & Resorts
   Worldwide Inc ........................     FEDEF-1D               10/04/17           193         15,803                -
State Street Corp .......................     FEDEF-1D               10/04/17           266         16,572                -
Stericycle Inc ..........................     FEDEF-1D               10/04/17           154         14,716                -
Stryker Corp ............................     FEDEF-1D               10/04/17           121         13,190                -
SunTrust Banks Inc ......................     FEDEF-1D               10/04/17         1,083         45,204                -
Symantec Corp ...........................     FEDEF-1D               10/04/17           714         11,885                -
T Rowe Price Group Inc ..................     FEDEF-1D               10/04/17             9            678                -
Target Corp .............................     FEDEF-1D               10/04/17           641         50,960                -
TE Connectivity Ltd .....................     FEDEF-1D               10/04/17            74          4,402                -
TEGNA Inc ...............................     FEDEF-1D               10/04/17         1,494         34,900                -
Tesoro Corp .............................     FEDEF-1D               10/04/17           337         26,856                -
Texas Instruments Inc ...................     FEDEF-1D               10/04/17           236         13,461                -
Thermo Fisher Scientific Inc ............     FEDEF-1D               10/04/17            31          4,472                -
Tiffany & Co ............................     FEDEF-1D               10/04/17           380         27,113                -
Time Warner Inc .........................     FEDEF-1D               10/04/17           211         15,855                -
TJX Cos Inc .............................     FEDEF-1D               10/04/17           360         27,295                -
Toll Brothers Inc .......................     FEDEF-1D               10/04/17           241          6,579                -
Torchmark Corp ..........................     FEDEF-1D               10/04/17           629         36,413                -
Total System Services Inc ...............     FEDEF-1D               10/04/17           978         50,015                -
Tractor Supply Co .......................     FEDEF-1D               10/04/17           272         25,748                -
Travelers Cos Inc .......................     FEDEF-1D               10/04/17           318         34,948                -
Twenty-First Century Fox Inc ............     FEDEF-1D               10/04/17         1,092         33,044                -
Tyson Foods Inc .........................     FEDEF-1D               10/04/17         1,067         70,230                -
UDR Inc .................................     FEDEF-1D               10/04/17           138          4,819                -
United Parcel Service Inc ...............     FEDEF-1D               10/04/17           132         13,869                -
United Therapeutics Corp ................     FEDEF-1D               10/04/17           226         23,775                -
UnitedHealth Group Inc ..................     FEDEF-1D               10/04/17           191         25,151                -
Universal Health Services Inc ...........     FEDEF-1D               10/04/17           134         17,913                -
Unum Group ..............................     FEDEF-1D               10/04/17         1,150         39,342                -
US Bancorp ..............................     FEDEF-1D               10/04/17           956         40,812                -
Valero Energy Corp ......................     FEDEF-1D               10/04/17           833         49,039                -
Varian Medical Systems Inc ..............     FEDEF-1D               10/04/17             6            487                -
VeriSign Inc ............................     FEDEF-1D               10/04/17           312         26,957                -
VF Corp .................................     FEDEF-1D               10/04/17           332         20,933                -
Viacom Inc ..............................     FEDEF-1D               10/04/17           726         29,693                -
Visa Inc ................................     FEDEF-1D               10/04/17           497         38,388                -
Walgreens Boots Alliance Inc ............     FEDEF-1D               10/04/17           213         16,887                -
Walt Disney Co ..........................     FEDEF-1D               10/04/17           485         50,081                -
Waters Corp .............................     FEDEF-1D               10/04/17           142         18,483                -
Wells Fargo & Co ........................     FEDEF-1D               10/04/17         1,325         66,224                -
Western Digital Corp ....................     FEDEF-1D               10/04/17           489         19,983                -
Western Union Co ........................     FEDEF-1D               10/04/17         3,818         76,360                -
Whirlpool Corp ..........................     FEDEF-1D               10/04/17            49          8,533                -


    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma Inc .....................     FEDEF-1D               10/04/17             3            176                -
Wyndham Worldwide Corp ..................     FEDEF-1D               10/04/17           198         14,048                -
Xerox Corp ..............................     FEDEF-1D               10/04/17         1,310         12,576                -
Xilinx Inc ..............................     FEDEF-1D               10/04/17         1,136         48,939                -
XL Group PLC ............................     FEDEF-1D               10/04/17         1,744         57,081                -
Yum! Brands Inc .........................     FEDEF-1D               10/04/17           280         22,277                -
Zions Bancorporation ....................     FEDEF-1D               10/04/17            54          1,486                -
3i Group PLC ............................     SONIA-1D               10/03/17         1,713         11,854                -
Aggreko PLC .............................     SONIA-1D               10/03/17           172          2,732                -
ARM Holdings PLC ........................     SONIA-1D               10/03/17            68            932                -
Associated British Foods PLC ............     SONIA-1D               10/03/17           190          8,507                -
Aviva PLC ...............................     SONIA-1D               10/03/17           709          4,480                -
Babcock International Group PLC .........     SONIA-1D               10/03/17           332          4,597                -
BHP Billiton PLC ........................     SONIA-1D               10/03/17             5             68                -
British American Tobacco PLC ............     SONIA-1D               10/03/17            44          2,681                -
British Land Co PLC .....................     SONIA-1D               10/03/17         3,594         37,759                -
BT Group PLC ............................     SONIA-1D               10/03/17           173          1,120                -
Burberry Group PLC ......................     SONIA-1D               10/03/17           981         17,044                -
Capita PLC ..............................     SONIA-1D               10/03/17         1,332         19,483                -
Carnival PLC ............................     SONIA-1D               10/03/17           283         14,047                -
CRH PLC .................................     SONIA-1D               10/03/17           296          8,598                -
Daily Mail & General Trust PLC ..........     SONIA-1D               10/03/17           503          5,130                -
Diageo PLC ..............................     SONIA-1D               10/03/17            98          2,643                -
Experian PLC ............................     SONIA-1D               10/03/17         1,132         20,693                -
GKN PLC .................................     SONIA-1D               10/03/17         1,578          6,426                -
Glencore PLC ............................     SONIA-1D               10/03/17           444          1,057                -
Hammerson PLC ...........................     SONIA-1D               10/03/17         2,106         17,987                -
HSBC Holdings PLC .......................     SONIA-1D               10/03/17         2,908         19,227                -
IMI PLC .................................     SONIA-1D               10/03/17            43            587                -
Imperial Brands PLC .....................     SONIA-1D               10/03/17           151          8,205                -
InterContinental Hotels Group PLC .......     SONIA-1D               10/03/17           449         17,904                -
Intertek Group PLC ......................     SONIA-1D               10/03/17           325         15,467                -
ITV PLC .................................     SONIA-1D               10/03/17         4,977         16,377                -
Kingfisher PLC ..........................     SONIA-1D               10/03/17         4,470         23,768                -
Ladbrokes PLC ...........................     SONIA-1D               10/03/17         3,580          6,131                -
Land Securities Group PLC ...............     SONIA-1D               10/03/17          2,231        36,902                -
Legal & General Group PLC ...............     SONIA-1D               10/03/17         3,212         10,471                -
London Stock Exchange Group PLC .........     SONIA-1D               10/03/17           120          4,757                -
Man Group PLC ...........................     SONIA-1D               10/03/17           828          1,786                -
Marks & Spencer Group PLC ...............     SONIA-1D               10/03/17         5,649         34,957                -
Next PLC ................................     SONIA-1D               10/03/17           528         39,231                -
Old Mutual PLC ..........................     SONIA-1D               10/03/17         1,010          2,738                -
Persimmon PLC ...........................     SONIA-1D               10/03/17         1,158         33,621                -
Petrofac Ltd ............................     SONIA-1D               10/03/17           357          4,408                -
Provident Financial PLC .................     SONIA-1D               10/03/17           268         11,411                -


    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Randgold Resources Ltd ..................     SONIA-1D               10/03/17            46          4,550                -
Reckitt Benckiser Group PLC .............     SONIA-1D               10/03/17            64          6,223                -
RELX PLC ................................     SONIA-1D               10/03/17           271          4,791                -
Rentokil Initial PLC ....................     SONIA-1D               10/03/17         2,198          5,656                -
Rio Tinto PLC ...........................     SONIA-1D               10/03/17           238          8,000                -
Royal Dutch Shell PLC ...................     SONIA-1D               10/03/17           121          3,158                -
SABMiller PLC ...........................     SONIA-1D               10/03/17            17          1,040                -
Sage Group PLC ..........................     SONIA-1D               10/03/17         2,302         19,913                -
Schroders PLC ...........................     SONIA-1D               10/03/17           106          3,894                -
Segro PLC ...............................     SONIA-1D               10/03/17         1,548          9,448                -
Shire PLC ...............................     SONIA-1D               10/03/17           166         10,335                -
Sky PLC .................................     SONIA-1D               10/03/17         2,861         39,234                -
Smiths Group PLC ........................     SONIA-1D               10/03/17           167          2,704                -
Standard Life PLC .......................     SONIA-1D               10/03/17         2,339         11,145                -
UBM PLC .................................     SONIA-1D               10/03/17           911          7,574                -
Vodafone Group PLC ......................     SONIA-1D               10/03/17         5,547         17,767                -
Weir Group PLC ..........................     SONIA-1D               10/03/17           452          7,926                -
William Hill PLC ........................     SONIA-1D               10/03/17         3,671         16,773                -
Wm Morrison Supermarkets PLC ............     SONIA-1D               10/03/17         1,966          5,490                -
Wolseley PLC ............................     SONIA-1D               10/03/17           157          8,766                -
WPP PLC .................................     SONIA-1D               10/03/17           166          3,871                -
Alfa Laval AB ...........................     STIBO-1W               10/03/17         1,275         20,107                -
Atlas Copco AB ..........................     STIBO-1W               10/03/17           665         17,214                -
Boliden AB ..............................     STIBO-1W               10/03/17         1,392         24,276                -
Electrolux AB ...........................     STIBO-1W               10/03/17           785         22,784                -
Hennes & Mauritz AB .....................     STIBO-1W               10/03/17           615         21,872                -
Holmen AB ...............................     STIBO-1W               10/03/17            46          1,586                -
Investor AB .............................     STIBO-1W               10/03/17           936         34,361                -
Millicom International Cellular SA ......     STIBO-1W               10/03/17           120          6,936                -
Nordea Bank AB ..........................     STIBO-1W               10/03/17         2,213         21,488                -
Sandvik AB ..............................     STIBO-1W               10/03/17         1,126         11,558                -
Securitas AB ............................     STIBO-1W               10/03/17           785         12,399                -
Skandinaviska Enskilda Banken AB ........     STIBO-1W               10/03/17         1,859         17,761                -
Skanska AB ..............................     STIBO-1W               10/03/17           165          3,630                -
SKF AB ..................................     STIBO-1W               10/03/17           226          4,164                -
Svenska Cellulosa AB SCA ................     STIBO-1W               10/03/17           701         22,084                -
Svenska Handelsbanken AB ................     STIBO-1W               10/03/17           878         11,692                -
Swedbank AB .............................     STIBO-1W               10/03/17           318          6,861                -
Telefonaktiebolaget LM Ericsson .........     STIBO-1W               10/03/17         2,136         17,295                -
TeliaSonera AB ..........................     STIBO-1W               10/03/17         2,540         12,134                -
ABB Ltd .................................     TOIS -1D               10/03/17           279          5,899                -
Actelion Ltd ............................     TOIS -1D               10/03/17            49          7,918                -
Adecco Group SA .........................     TOIS -1D               10/03/17           282         18,155                -
Baloise Holding AG ......................     TOIS -1D               10/03/17            24          2,970                -
Cie Financiere Richemont SA .............     TOIS -1D               10/03/17           197         13,104                -


    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Lonza Group AG ..........................     TOIS -1D               10/03/17            19          3,161                -
Nestle SA ...............................     TOIS -1D               10/03/17            75          5,591                -
Novartis AG .............................     TOIS -1D               10/03/17           147         11,218                -
Swatch Group AG .........................     TOIS -1D               10/03/17            80         27,323                -
Swiss Life Holding AG ...................     TOIS -1D               10/03/17            22          5,553                -
Swiss Re AG .............................     TOIS -1D               10/03/17           234         20,761                -
Syngenta AG .............................     TOIS -1D               10/03/17            28         11,210                -
Zurich Insurance Group AG ...............     TOIS -1D               10/03/17            51         11,416                -
Abertis Infraestructuras SA .............    (EONIA-1D)              10/04/17          (515)        (8,684)               -
Acciona SA ..............................    (EONIA-1D)              10/04/17           (16)        (1,281)               -
Accor SA ................................    (EONIA-1D)              10/03/17          (341)       (15,106)               -
Acerinox SA .............................    (EONIA-1D)              10/04/17           (49)          (579)               -
Aegon NV ................................    (EONIA-1D)              10/03/17          (358)        (2,055)               -
Airbus Group SE .........................    (EONIA-1D)              10/03/17           (20)        (1,251)               -
Akzo Nobel NV ...........................    (EONIA-1D)              10/03/17          (175)       (12,403)               -
Alstom SA ...............................    (EONIA-1D)              10/03/17           (42)        (1,073)               -
Anheuser-Busch InBev SA/NV ..............    (EONIA-1D)              10/03/17           (75)        (9,284)               -
Banco de Sabadell SA ....................    (EONIA-1D)              10/04/17          (467)          (893)               -
Banco Popolare SC .......................    (EONIA-1D)              10/03/17           (46)          (325)               -
Banco Popular Espanol SA ................    (EONIA-1D)              10/04/17        (2,869)        (7,803)               -
Bayerische Motoren Werke AG .............    (EONIA-1D)              10/03/17          (122)       (11,246)               -
Beiersdorf AG ...........................    (EONIA-1D)              10/03/17           (31)        (2,782)               -
Carrefour SA ............................    (EONIA-1D)              10/03/17          (147)        (4,165)               -
Cie de Saint-Gobain .....................    (EONIA-1D)              10/03/17          (186)        (8,519)               -
Colruyt SA ..............................    (EONIA-1D)              10/03/17           (71)        (4,088)               -
Commerzbank AG ..........................    (EONIA-1D)              10/03/17        (1,423)       (13,297)               -
Daimler AG ..............................    (EONIA-1D)              10/03/17          (150)       (10,425)               -
Danone SA ...............................    (EONIA-1D)              10/03/17          (130)        (9,106)               -
Deutsche Bank AG ........................    (EONIA-1D)              10/03/17          (305)        (5,752)               -
Distribuidora Internacional de
   Alimentacion SA ......................    (EONIA-1D)              10/04/17        (1,929)       (10,705)               -
E.ON SE .................................    (EONIA-1D)              10/03/17          (109)        (1,124)               -
Edenred .................................    (EONIA-1D)              10/03/17          (254)        (5,009)               -
Electricite de France SA ................    (EONIA-1D)              10/03/17           (87)        (1,250)               -
Enagas SA ...............................    (EONIA-1D)              10/04/17          (499)       (15,203)               -
Enel SpA ................................    (EONIA-1D)              10/03/17        (3,947)       (17,889)               -
Engie SA ................................    (EONIA-1D)              10/03/17        (1,960)       (32,320)               -
Finmeccanica SpA ........................    (EONIA-1D)              10/03/17          (810)       (10,231)               -
Galp Energia SGPS SA ....................    (EONIA-1D)              10/03/17          (561)        (7,706)               -
Gas Natural SDG SA ......................    (EONIA-1D)              10/04/17          (329)        (6,844)               -
GEA Group AG ............................    (EONIA-1D)              10/03/17          (113)        (5,239)               -
HeidelbergCement AG .....................    (EONIA-1D)              10/03/17          (113)       (10,040)               -
Henkel AG & Co KGaA .....................    (EONIA-1D)              10/03/17           (49)        (5,593)               -
Iberdrola SA ............................    (EONIA-1D)              10/04/17        (1,374)        (9,761)               -
K+S AG ..................................    (EONIA-1D)              10/03/17          (407)       (10,151)               -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Kerry Group PLC .........................    (EONIA-1D)              10/03/17           (18)        (1,599)               -
Koninklijke DSM NV ......................    (EONIA-1D)              10/03/17          (291)       (17,848)               -
Koninklijke Philips NV ..................    (EONIA-1D)              10/03/17        (1,047)       (28,775)               -
Lagardere SCA ...........................    (EONIA-1D)              10/03/17          (137)        (3,635)               -
LANXESS AG ..............................    (EONIA-1D)              10/03/17           (37)        (1,935)               -
MAN SE ..................................    (EONIA-1D)              10/03/17           (33)        (3,581)               -
Merck KGaA ..............................    (EONIA-1D)              10/03/17            (6)          (564)               -
METRO AG ................................    (EONIA-1D)              10/03/17          (214)        (6,800)               -
OMV AG ..................................    (EONIA-1D)              10/03/17          (285)        (8,554)               -
Pernod Ricard SA ........................    (EONIA-1D)              10/03/17           (85)        (9,177)               -
Proximus SADP ...........................    (EONIA-1D)              10/03/17           (48)        (1,615)               -
QIAGEN NV ...............................    (EONIA-1D)              10/03/17           (27)          (605)               -
Red Electrica Corp SA ...................    (EONIA-1D)              10/04/17          (207)       (18,482)               -
Repsol SA ...............................    (EONIA-1D)              10/04/17          (723)        (9,476)               -
Saipem SpA ..............................    (EONIA-1D)              10/03/17        (8,181)        (3,916)               -
Schneider Electric SE ...................    (EONIA-1D)              10/03/17           (58)        (3,775)               -
Siemens AG ..............................    (EONIA-1D)              10/03/17          (239)       (24,938)               -
Snam SpA ................................    (EONIA-1D)              10/03/17        (2,444)       (14,917)               -
Sodexo SA ...............................    (EONIA-1D)              10/03/17          (105)       (10,604)               -
Solvay SA ...............................    (EONIA-1D)              10/03/17           (92)        (9,298)               -
Suez Environnement Co ...................    (EONIA-1D)              10/03/17          (248)        (4,572)               -
Technip SA ..............................    (EONIA-1D)              10/03/17           (53)        (3,102)               -
Telecom Italia SpA/Milano ...............    (EONIA-1D)              10/03/17        (9,592)        (9,336)               -
Terna Rete Elettrica Nazionale SpA ......    (EONIA-1D)              10/03/17        (4,028)       (22,712)               -
ThyssenKrupp AG .........................    (EONIA-1D)              10/03/17          (762)       (17,722)               -
TOTAL SA ................................    (EONIA-1D)              10/03/17          (349)       (17,557)               -
UCB SA ..................................    (EONIA-1D)              10/03/17           (40)        (2,993)               -
Unilever NV .............................    (EONIA-1D)              10/03/17           (98)        (4,305)               -
Unione di Banche Italiane SpA ...........    (EONIA-1D)              10/03/17        (1,026)        (4,349)               -
Veolia Environnement SA .................    (EONIA-1D)              10/03/17          (177)        (4,349)               -
Volkswagen AG ...........................    (EONIA-1D)              10/03/17           (42)        (6,082)               -
3M Co ...................................    (FEDEF-1D)              10/04/17          (190)       (31,802)               -
AES Corp ................................    (FEDEF-1D)              10/04/17        (1,683)       (18,782)               -
Affiliated Managers Group Inc ...........    (FEDEF-1D)              10/04/17           (57)        (9,708)               -
Air Products & Chemicals Inc ............    (FEDEF-1D)              10/04/17           (60)        (8,753)               -
Airgas Inc ..............................    (FEDEF-1D)              10/04/17           (96)       (13,674)               -
Akamai Technologies Inc .................    (FEDEF-1D)              10/04/17           (99)        (5,048)               -
Albemarle Corp ..........................    (FEDEF-1D)              10/04/17          (136)        (8,998)               -
Alcoa Inc ...............................    (FEDEF-1D)              10/04/17          (997)       (11,136)               -
Alexandria Real Estate Equities Inc .....    (FEDEF-1D)              10/04/17           (92)        (8,551)               -
Alexion Pharmaceuticals Inc .............    (FEDEF-1D)              10/04/17          (131)       (18,246)               -
Allergan PLC ............................    (FEDEF-1D)              10/04/17           (49)       (10,611)               -
Ameren Corp .............................    (FEDEF-1D)              10/04/17          (467)       (22,416)               -
American Electric Power Co Inc ..........    (FEDEF-1D)              10/04/17          (485)       (30,798)               -
American Tower Corp .....................    (FEDEF-1D)              10/04/17          (269)       (28,213)               -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp ...........................    (FEDEF-1D)              10/04/17           (57)        (3,182)               -
Aon PLC .................................    (FEDEF-1D)              10/04/17           (10)        (1,051)               -
Applied Materials Inc ...................    (FEDEF-1D)              10/04/17            (5)          (102)               -
AT&T Inc ................................    (FEDEF-1D)              10/04/17          (742)       (28,804)               -
Autodesk Inc ............................    (FEDEF-1D)              10/04/17          (321)       (19,202)               -
Ball Corp ...............................    (FEDEF-1D)              10/04/17          (190)       (13,562)               -
Becton Dickinson and Co .................    (FEDEF-1D)              10/04/17           (46)        (7,418)               -
Berkshire Hathaway Inc ..................    (FEDEF-1D)              10/04/17           (22)        (3,201)               -
Biogen Inc ..............................    (FEDEF-1D)              10/04/17           (24)        (6,600)               -
BlackRock Inc ...........................    (FEDEF-1D)              10/04/17           (30)       (10,690)               -
BorgWarner Inc ..........................    (FEDEF-1D)              10/04/17          (283)       (10,165)               -
Boston Properties Inc ...................    (FEDEF-1D)              10/04/17           (96)       (12,371)               -
Boston Scientific Corp ..................    (FEDEF-1D)              10/04/17          (926)       (20,298)               -
Bristol-Myers Squibb Co .................    (FEDEF-1D)              10/04/17          (195)       (14,075)               -
CarMax Inc ..............................    (FEDEF-1D)              10/04/17          (534)       (28,275)               -
CBRE Group Inc ..........................    (FEDEF-1D)              10/04/17           (57)        (1,689)               -
Celgene Corp ............................    (FEDEF-1D)              10/04/17           (28)        (2,895)               -
CenterPoint Energy Inc ..................    (FEDEF-1D)              10/04/17        (2,090)       (44,831)               -
CenturyLink Inc .........................    (FEDEF-1D)              10/04/17          (180)        (5,571)               -
Cerner Corp .............................    (FEDEF-1D)              10/04/17          (179)       (10,049)               -
CF Industries Holdings Inc ..............    (FEDEF-1D)              10/04/17          (166)        (5,490)               -
Chevron Corp ............................    (FEDEF-1D)              10/04/17          (344)       (35,150)               -
Chubb Ltd ...............................    (FEDEF-1D)              10/04/17           (91)       (10,725)               -
Cincinnati Financial Corp ...............    (FEDEF-1D)              10/04/17           (68)        (4,489)               -
CMS Energy Corp .........................    (FEDEF-1D)              10/04/17          (306)       (12,448)               -
Coca-Cola Co/The ........................    (FEDEF-1D)              10/04/17           (95)        (4,256)               -
Colgate-Palmolive Co ....................    (FEDEF-1D)              10/04/17           (69)        (4,893)               -
ConAgra Foods Inc .......................    (FEDEF-1D)              10/04/17          (131)        (5,837)               -
ConocoPhillips ..........................    (FEDEF-1D)              10/04/17           (18)          (860)               -
Consolidated Edison Inc .................    (FEDEF-1D)              10/04/17           (38)        (2,835)               -
Cooper Companies Inc ....................    (FEDEF-1D)              10/04/17           (25)        (3,827)               -
Crown Castle International Corp .........    (FEDEF-1D)              10/04/17          (285)       (24,761)               -
CSX Corp ................................    (FEDEF-1D)              10/04/17          (132)        (3,600)               -
Dollar Tree Inc .........................    (FEDEF-1D)              10/04/17          (104)        (8,290)               -
Dominion Resources Inc/VA ...............    (FEDEF-1D)              10/04/17          (554)       (39,594)               -
DTE Energy Co ...........................    (FEDEF-1D)              10/04/17          (411)       (36,645)               -
Duke Energy Corp ........................    (FEDEF-1D)              10/04/17          (530)       (41,753)               -
Edison International ....................    (FEDEF-1D)              10/04/17           (43)        (3,041)               -
EI du Pont de Nemours & Co ..............    (FEDEF-1D)              10/04/17          (138)        (9,096)               -
Emerson Electric Co .....................    (FEDEF-1D)              10/04/17          (144)        (7,867)               -
Endo International PLC ..................    (FEDEF-1D)              10/04/17           (22)          (594)               -
Entergy Corp ............................    (FEDEF-1D)              10/04/17          (508)       (38,191)               -
EOG Resources Inc .......................    (FEDEF-1D)              10/04/17           (14)        (1,157)               -
Essex Property Trust Inc ................    (FEDEF-1D)              10/04/17           (56)       (12,345)               -
Eversource Energy .......................    (FEDEF-1D)              10/04/17          (396)       (22,350)               -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corp .............................    (FEDEF-1D)              10/04/17          (267)        (9,369)               -
Exxon Mobil Corp ........................    (FEDEF-1D)              10/04/17          (615)       (54,366)               -
Federal Realty Investment Trust .........    (FEDEF-1D)              10/04/17          (189)       (28,743)               -
FedEx Corp ..............................    (FEDEF-1D)              10/04/17          (138)       (22,785)               -
FirstEnergy Corp ........................    (FEDEF-1D)              10/04/17          (372)       (12,123)               -
Flowserve Corp ..........................    (FEDEF-1D)              10/04/17          (180)        (8,786)               -
Frontier Communications Corp ............    (FEDEF-1D)              10/04/17        (3,334)       (18,537)               -
General Electric Co .....................    (FEDEF-1D)              10/04/17        (1,403)       (43,142)               -
Halliburton Co ..........................    (FEDEF-1D)              10/04/17           (67)        (2,768)               -
Hanesbrands Inc .........................    (FEDEF-1D)              10/04/17           (34)          (987)               -
Harman International Industries Inc .....    (FEDEF-1D)              10/04/17           (33)        (2,533)               -
HCP Inc .................................    (FEDEF-1D)              10/04/17          (870)       (29,432)               -
Helmerich & Payne Inc ...................    (FEDEF-1D)              10/04/17           (46)        (3,042)               -
Hershey Co ..............................    (FEDEF-1D)              10/04/17           (59)        (5,493)               -
Hess Corp ...............................    (FEDEF-1D)              10/04/17           (16)          (954)               -
HollyFrontier Corp ......................    (FEDEF-1D)              10/04/17           (28)          (997)               -
Honeywell International Inc .............    (FEDEF-1D)              10/04/17           (85)        (9,713)               -
Hormel Foods Corp .......................    (FEDEF-1D)              10/04/17           (32)        (1,234)               -
Host Hotels & Resorts Inc ...............    (FEDEF-1D)              10/04/17          (553)        (8,748)               -
IDEXX Laboratories Inc ..................    (FEDEF-1D)              10/04/17           (15)        (1,265)               -
Illinois Tool Works Inc .................    (FEDEF-1D)              10/04/17          (460)       (48,079)               -
Ingersoll-Rand PLC ......................    (FEDEF-1D)              10/04/17          (266)       (17,434)               -
International Flavors & Fragrances Inc ..    (FEDEF-1D)              10/04/17           (57)        (6,810)               -
International Paper Co ..................    (FEDEF-1D)              10/04/17          (554)       (23,972)               -
Intuit Inc ..............................    (FEDEF-1D)              10/04/17          (171)       (17,252)               -
Iron Mountain Inc .......................    (FEDEF-1D)              10/04/17          (533)       (19,470)               -
JB Hunt Transport Services Inc ..........    (FEDEF-1D)              10/04/17          (255)       (21,134)               -
JM Smucker Co ...........................    (FEDEF-1D)              10/04/17           (37)        (4,698)               -
Johnson & Johnson .......................    (FEDEF-1D)              10/04/17           (58)        (6,501)               -
Kellogg Co ..............................    (FEDEF-1D)              10/04/17          (156)       (11,982)               -
Kimberly-Clark Corp .....................    (FEDEF-1D)              10/04/17          (261)       (32,675)               -
Kimco Realty Corp .......................    (FEDEF-1D)              10/04/17           (63)        (1,772)               -
Kinder Morgan Inc/DE ....................    (FEDEF-1D)              10/04/17           (73)        (1,296)               -
L-3 Communications Holdings Inc .........    (FEDEF-1D)              10/04/17          (136)       (17,888)               -
Lennar Corp .............................    (FEDEF-1D)              10/04/17          (154)        (6,978)               -
Leucadia National Corp ..................    (FEDEF-1D)              10/04/17           (36)          (600)               -
Loews Corp ..............................    (FEDEF-1D)              10/04/17          (292)       (11,587)               -
Marathon Oil Corp .......................    (FEDEF-1D)              10/04/17           (11)          (155)               -
Marsh & McLennan Cos Inc ................    (FEDEF-1D)              10/04/17          (189)       (11,935)               -
Mead Johnson Nutrition Co ...............    (FEDEF-1D)              10/04/17           (72)        (6,275)               -
Medtronic PLC ...........................    (FEDEF-1D)              10/04/17           (63)        (4,986)               -
Monsanto Co .............................    (FEDEF-1D)              10/04/17          (217)       (20,329)               -
Motorola Solutions Inc ..................    (FEDEF-1D)              10/04/17          (206)       (15,489)               -
National Oilwell Varco Inc ..............    (FEDEF-1D)              10/04/17           (60)        (2,162)               -
Netflix Inc                                  (FEDEF-1D)              10/04/17           (43)        (3,871)               -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
NextEra Energy Inc ......................    (FEDEF-1D)              10/04/17          (123)       (14,462)               -
NiSource Inc ............................    (FEDEF-1D)              10/04/17          (183)        (4,156)               -
Norfolk Southern Corp ...................    (FEDEF-1D)              10/04/17          (277)       (24,960)               -
Occidental Petroleum Corp ...............    (FEDEF-1D)              10/04/17           (16)        (1,226)               -
Parker-Hannifin Corp ....................    (FEDEF-1D)              10/04/17           (21)        (2,436)               -
Pentair PLC .............................    (FEDEF-1D)              10/04/17          (386)       (22,419)               -
Perrigo Co PLC ..........................    (FEDEF-1D)              10/04/17          (165)       (15,951)               -
PG&E Corp ...............................    (FEDEF-1D)              10/04/17          (643)       (37,423)               -
Philip Morris International Inc .........    (FEDEF-1D)              10/04/17            (2)          (196)               -
Pinnacle West Capital Corp ..............    (FEDEF-1D)              10/04/17          (298)       (21,650)               -
PPG Industries Inc ......................    (FEDEF-1D)              10/04/17          (303)       (33,448)               -
PPL Corp ................................    (FEDEF-1D)              10/04/17          (944)       (35,532)               -
Praxair Inc .............................    (FEDEF-1D)              10/04/17          (191)       (22,435)               -
Procter & Gamble Co .....................    (FEDEF-1D)              10/04/17          (326)       (26,119)               -
Prologis Inc ............................    (FEDEF-1D)              10/04/17           (96)        (4,359)               -
Public Storage ..........................    (FEDEF-1D)              10/04/17           (33)        (8,079)               -
PulteGroup Inc ..........................    (FEDEF-1D)              10/04/17          (541)        (9,949)               -
Raytheon Co .............................    (FEDEF-1D)              10/04/17           (91)       (11,498)               -
Realty Income Corp ......................    (FEDEF-1D)              10/04/17           (27)        (1,598)               -
Red Hat Inc .............................    (FEDEF-1D)              10/04/17           (15)        (1,101)               -
Regeneron Pharmaceuticals Inc ...........    (FEDEF-1D)              10/04/17           (31)       (11,678)               -
Republic Services Inc ...................    (FEDEF-1D)              10/04/17           (60)        (2,824)               -
ResMed Inc ..............................    (FEDEF-1D)              10/04/17           (23)        (1,283)               -
Rockwell Collins Inc ....................    (FEDEF-1D)              10/04/17          (128)       (11,288)               -
S&P Global Inc ..........................    (FEDEF-1D)              10/04/17          (150)       (16,028)               -
salesforce.com Inc ......................    (FEDEF-1D)              10/04/17           (74)        (5,609)               -
SCANA Corp ..............................    (FEDEF-1D)              10/04/17          (267)       (18,340)               -
Schlumberger Ltd ........................    (FEDEF-1D)              10/04/17          (169)       (13,577)               -
Sempra Energy ...........................    (FEDEF-1D)              10/04/17          (454)       (46,921)               -
Sherwin-Williams Co .....................    (FEDEF-1D)              10/04/17           (75)       (21,548)               -
Simon Property Group Inc ................    (FEDEF-1D)              10/04/17           (29)        (5,834)               -
Southern Co .............................    (FEDEF-1D)              10/04/17          (795)       (39,830)               -
Spectra Energy Corp .....................    (FEDEF-1D)              10/04/17          (450)       (14,072)               -
Sysco Corp ..............................    (FEDEF-1D)              10/04/17          (136)        (6,266)               -
Textron Inc .............................    (FEDEF-1D)              10/04/17           (50)        (1,934)               -
TripAdvisor Inc .........................    (FEDEF-1D)              10/04/17           (20)        (1,292)               -
Tyco International PLC ..................    (FEDEF-1D)              10/04/17          (478)       (18,413)               -
Under Armour Inc ........................    (FEDEF-1D)              10/04/17          (292)       (12,830)               -
Union Pacific Corp ......................    (FEDEF-1D)              10/04/17          (133)       (11,602)               -
United Technologies Corp ................    (FEDEF-1D)              10/04/17          (253)       (26,406)               -
Ventas Inc ..............................    (FEDEF-1D)              10/04/17          (183)       (11,368)               -
Verizon Communications Inc ..............    (FEDEF-1D)              10/04/17          (434)       (22,108)               -
Vertex Pharmaceuticals Inc ..............    (FEDEF-1D)              10/04/17           (11)          (928)               -
Vornado Realty Trust ....................    (FEDEF-1D)              10/04/17          (104)        (9,956)               -
Vulcan Materials Co .....................    (FEDEF-1D)              10/04/17          (117)       (12,593)               -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc .....................    (FEDEF-1D)              10/04/17           (57)        (3,812)               -
Waste Management Inc ....................    (FEDEF-1D)              10/04/17          (458)       (26,926)               -
WEC Energy Group Inc ....................    (FEDEF-1D)              10/04/17          (149)        (8,673)               -
Welltower Inc ...........................    (FEDEF-1D)              10/04/17           (20)        (1,388)               -
Weyerhaeuser Co .........................    (FEDEF-1D)              10/04/17          (337)       (10,824)               -
Whole Foods Market Inc ..................    (FEDEF-1D)              10/04/17          (487)       (14,162)               -
Williams Cos Inc ........................    (FEDEF-1D)              10/04/17           (25)          (485)               -
WW Grainger Inc .........................    (FEDEF-1D)              10/04/17           (12)        (2,814)               -
Wynn Resorts Ltd ........................    (FEDEF-1D)              10/04/17            (4)          (353)               -
Xcel Energy Inc .........................    (FEDEF-1D)              10/04/17        (1,040)       (41,631)               -
Xylem Inc/NY ............................    (FEDEF-1D)              10/04/17          (528)       (22,060)               -
Yahoo! Inc ..............................    (FEDEF-1D)              10/04/17           (46)        (1,684)               -
Zimmer Biomet Holdings Inc ..............    (FEDEF-1D)              10/04/17          (506)       (58,580)               -
Aberdeen Asset Management PLC ...........    (SONIA-1D)              10/03/17        (1,787)        (7,800)               -
Amec Foster Wheeler PLC .................    (SONIA-1D)              10/03/17          (426)        (3,074)               -
Antofagasta PLC .........................    (SONIA-1D)              10/03/17          (648)        (4,575)               -
AstraZeneca PLC .........................    (SONIA-1D)              10/03/17          (159)        (9,126)               -
BAE Systems PLC .........................    (SONIA-1D)              10/03/17        (2,399)       (16,731)               -
Barclays PLC ............................    (SONIA-1D)              10/03/17        (8,121)       (20,351)               -
BP PLC ..................................    (SONIA-1D)              10/03/17          (700)        (3,823)               -
Bunzl PLC ...............................    (SONIA-1D)              10/03/17           (36)        (1,073)               -
Cable & Wireless Communications PLC .....    (SONIA-1D)              10/03/17        (3,024)        (3,252)               -
Centrica PLC ............................    (SONIA-1D)              10/03/17          (320)        (1,115)               -
Cobham PLC ..............................    (SONIA-1D)              10/03/17        (1,354)        (3,047)               -
Compass Group PLC .......................    (SONIA-1D)              10/03/17           (85)        (1,514)               -
Firstgroup PLC ..........................    (SONIA-1D)              10/03/17        (1,036)        (1,512)               -
G4S PLC .................................    (SONIA-1D)              10/03/17        (1,975)        (5,437)               -
GlaxoSmithKline PLC .....................    (SONIA-1D)              10/03/17          (528)       (11,256)               -
Hays PLC ................................    (SONIA-1D)              10/03/17          (792)        (1,482)               -
International Consolidated Airlines
   Group SA .............................    (SONIA-1D)              10/03/17        (1,290)        (9,896)               -
J Sainsbury PLC .........................    (SONIA-1D)              10/03/17        (3,007)       (12,694)               -
Johnson Matthey PLC .....................    (SONIA-1D)              10/03/17          (291)       (12,276)               -
Lloyds Banking Group PLC ................    (SONIA-1D)              10/03/17        (1,818)        (1,782)               -
National Grid PLC .......................    (SONIA-1D)              10/03/17          (955)       (13,603)               -
Pearson PLC .............................    (SONIA-1D)              10/03/17          (707)        (8,316)               -
Prudential PLC ..........................    (SONIA-1D)              10/03/17           (32)          (630)               -
Rexam PLC ...............................    (SONIA-1D)              10/03/17          (390)        (3,562)               -
Rolls-Royce Holdings PLC ................    (SONIA-1D)              10/03/17        (1,571)       (15,369)               -
Royal Bank of Scotland Group PLC ........    (SONIA-1D)              10/03/17        (3,715)       (12,485)               -
RSA Insurance Group PLC .................    (SONIA-1D)              10/03/17          (522)        (3,502)               -
Severn Trent PLC ........................    (SONIA-1D)              10/03/17           (94)        (3,059)               -
Smith & Nephew PLC ......................    (SONIA-1D)              10/03/17           (81)        (1,368)               -
SSE PLC .................................    (SONIA-1D)              10/03/17          (306)        (6,752)               -
Standard Chartered PLC ..................    (SONIA-1D)              10/03/17          (451)        (3,638)               -

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
REFERENCE ENTITY/OBLIGATION                  FUND PAYS/            TERMINATION      CONTRACTS      NOTIONAL         UNREALIZED
                                             (RECEIVES)                DATE                        AMOUNT $        APPRECIATION/
                                                                                                                  (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Tate & Lyle PLC .........................    (SONIA-1D)              10/03/17          (487)        (4,184)               -
United Utilities Group PLC ..............    (SONIA-1D)              10/03/17          (717)        (9,843)               -
Whitbread PLC ...........................    (SONIA-1D)              10/03/17          (187)       (10,580)               -
Assa Abloy AB ...........................    (STIBO-1W)              10/03/17          (151)        (3,168)               -
Swedish Match AB ........................    (STIBO-1W)              10/03/17           (72)        (2,284)               -
Tele2 AB ................................    (STIBO-1W)              10/03/17          (403)        (3,845)               -
Volvo AB ................................    (STIBO-1W)              10/03/17          (933)       (10,925)               -
Clariant AG .............................    (TOIS -1D)              10/03/17          (582)       (11,013)               -
Credit Suisse Group AG ..................    (TOIS -1D)              10/03/17          (298)        (4,527)               -
GAM Holding AG ..........................    (TOIS -1D)              10/03/17           (22)          (287)               -
Geberit AG ..............................    (TOIS -1D)              10/03/17           (48)       (18,431)               -
Givaudan SA .............................    (TOIS -1D)              10/03/17           (10)       (19,704)               -
Julius Baer Group Ltd ...................    (TOIS -1D)              10/03/17           (34)        (1,454)               -
Kuehne + Nagel International AG .........    (TOIS -1D)              10/03/17           (14)        (2,017)               -
LafargeHolcim Ltd .......................    (TOIS -1D)              10/03/17          (270)       (13,672)               -
SGS SA ..................................    (TOIS -1D)              10/03/17            (8)       (17,607)               -
Swisscom AG .............................    (TOIS -1D)              10/03/17           (26)       (13,187)               -
                                                                                                                    -------
                                                                                                                          -
                                                                                                                    =======

EONIA - Euro Overnight Index Average
FEDEF - Federal Funds Rate
PLC - Public Limited Company
SONIA - Sterling Overnight Interbank Average Rate
STIBO - Stockholm Interbank Offered Rate
TOIS - Tom/Next Index Swaps Rate

For the six-month period ended April 30, 2016, the notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.






    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

A list of open futures contracts held by the Fund at April 30, 2016 are as follows:

------------------------------------------------------------------------------------------------
TYPE OF                                     NUMBER OF       EXPIRATION            UNREALIZED
CONTRACT                                    CONTRACTS          DATE              APPRECIATION/
                                           LONG/(SHORT)                        (DEPRECIATION) $
------------------------------------------------------------------------------------------------
3-Month Euro EURIBOR ..................         5            Jun-2016                (783)
3-Month Euro EURIBOR ..................         4            Dec-2016                (256)
3-Month Euro EURIBOR ..................         8            Mar-2017                (266)
3-Month Euro EURIBOR ..................         8            Jun-2017               3,254
3-Month Euro EURIBOR ..................         9            Sep-2017               4,195
3-Month Euro EURIBOR ..................         9            Dec-2017               5,164
3-Month Euro EURIBOR ..................         9            Mar-2018               4,499
3-Month Euro EURIBOR ..................         9            Jun-2018               4,896
3-Month Euro EURIBOR ..................         9            Sep-2018               5,703
3-Month Euro EURIBOR ..................         9            Dec-2018               5,580
3-Month Euro EURIBOR ..................         9            Mar-2019               1,151
3-Month New Zealand Bill ..............         1            Jun-2016                 358
3-Month New Zealand Bill ..............         1            Sep-2016                 343
90-Day Bank Bill ......................        (4)           Jun-2016               2,594
90-Day Bank Bill ......................        (1)           Jun-2016                (308)
90-Day Bank Bill ......................        (3)           Dec-2016                (213)
90-Day Euro$ ..........................         5            Dec-2016                 (25)
90-Day Euro$ ..........................        10            Mar-2017               1,750
90-Day Euro$ ..........................        10            Jun-2017               2,100
90-Day Euro$ ..........................        10            Sep-2017               3,513
90-Day Euro$ ..........................        10            Dec-2017               2,063
90-Day Euro$ ..........................        10            Mar-2018               3,600
90-Day Euro$ ..........................        10            Jun-2018               1,763
90-Day Euro$ ..........................        11            Sep-2018               1,963
90-Day Euro$ ..........................        11            Dec-2018               3,025
90-Day Euro$ ..........................        11            Mar-2019                (500)
90-Day Euro$ ..........................         6            Jun-2019                (588)
90-Day Sterling .......................         2            Jun-2016                (395)
90-Day Sterling .......................         3            Dec-2016                 155
90-Day Sterling .......................         5            Mar-2017               1,340
90-Day Sterling .......................         5            Jun-2017                 745
90-Day Sterling .......................         5            Sep-2017                 826
90-Day Sterling .......................         5            Dec-2017                  62
90-Day Sterling .......................         5            Mar-2018               1,654
90-Day Sterling .......................         5            Jun-2018               1,817
90-Day Sterling .......................         5            Sep-2018               2,018

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------
TYPE OF                                     NUMBER OF       EXPIRATION            UNREALIZED
CONTRACT                                    CONTRACTS          DATE              APPRECIATION/
                                           LONG/(SHORT)                        (DEPRECIATION) $
------------------------------------------------------------------------------------------------
90-Day Sterling .......................         5            Dec-2018               1,176
90-Day Sterling .......................         5            Mar-2019                (942)
AUD Currency ..........................        13            Jun-2016              (1,630)
Australian 10-Year Bond ...............         1            Jun-2016                   7
Australian 3-Year Bond ................        (1)           Jun-2016                (472)
Bank Acceptance Future ................        (1)           Jun-2016                 363
Bank Acceptance Future ................        (2)           Sep-2016                 226
Brent Crude Oil .......................        (1)           May-2016              (4,160)
CAC40 10 Euro .........................         1            Jun-2016              (1,358)
CAD Currency ..........................         5            May-2016              11,420
CHF Currency ..........................         2            Jul-2016                 (75)
Cocoa .................................        (2)           Jul-2016              (6,630)
Cocoa .................................        (1)           Sep-2016              (2,960)
Cocoa (ICE) ...........................        (2)           May-2016              (3,140)
Cocoa (ICE) ...........................        (1)           Jul-2016              (1,737)
Coffee 'C' ............................        (2)           Jul-2016               3,019
Coffee 'C' ............................        (1)           Sep-2016               1,594
Coffee Robusta ........................        (1)           Jul-2016                (320)
Copper ................................        (1)           Jul-2016                (937)
Corn ..................................       (10)           Jul-2016              (6,963)
Corn ..................................        (5)           Sep-2016              (1,713)
Cotton No. 2 ..........................         1            Jul-2016                (105)
DJIA E-MINI CBOT ......................         2            Jun-2016                (125)
E-MINI MSCI Emerging Index ............         1            Jun-2016                (915)
Euro Currency .........................        (5)           Jun-2019             (23,188)
Euro Stoxx 50 .........................       (31)           Jun-2016              (2,006)
Euro-Bobl .............................        14            Jun-2016              (7,803)
Euro-BTP ..............................         1            Jun-2016                  36
Euro-BTP ..............................         1            Sep-2016                  72
Euro-Bund .............................         9            Jun-2016              (8,762)
Euro-Oat ..............................         2            Jun-2016                 328
Euro-Schatz ...........................         4            Jun-2016                (923)
FTSE 100 Index ........................         2            Sep-2016                (942)
Gasoil Euro ...........................        (1)           May-2016              (9,400)
Gasoil Euro ...........................        (1)           Jun-2016              (8,625)
Gasoline RBOB .........................        (1)           Jun-2016              (3,276)
GBP Currency ..........................        (8)           Jun-2016             (19,694)
Gold 100 OZ ...........................         7            Jun-2016              26,340

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------
TYPE OF                                     NUMBER OF       EXPIRATION            UNREALIZED
CONTRACT                                    CONTRACTS          DATE              APPRECIATION/
                                           LONG/(SHORT)                        (DEPRECIATION) $
------------------------------------------------------------------------------------------------
H-shares Index ........................        (1)           May-2016               1,412
Japanese 10-Year Bond .................        13            Jun-2019              54,807
Kansas City Hard Red Wheat Future .....        (3)           Jul-2016               1,213
Kansas City Hard Red Wheat Future .....        (1)           Sep-2016                (300)
Lean Hogs .............................         2            Jun-2016               1,490
Lean Hogs .............................         1            Jul-2016                 860
Live Cattle ...........................        (3)           Jul-2016               9,050
Live Cattle ...........................        (1)           Sep-2016               3,040
LME Copper ............................        (1)           May-2016              (7,788)
LME Lead ..............................        (1)           Jul-2016                (144)
LME Prime Aluminum ....................         2            Jul-2016                 778
Long Gilt .............................         2            May-2016              (4,904)
Mexican Peso ..........................         7            Jun-2016               3,730
Mill Wheat ............................        (1)           May-2016                  68
MSCI Taiwan Index .....................         1            Jun-2016                (790)
NASDAQ 100 E-MINI .....................         2            Jun-2016              (5,775)
Natural Gas ...........................        (5)           Jun-2016              (3,850)
Natural Gas ...........................        (2)           Jul-2016                (970)
New Zealand Future ....................         1            Jun-2016                 140
NY Harbor .............................        (1)           Jun-2016              (2,831)
NY Harbor .............................        (1)           Jul-2016              (2,751)
Red Wheat .............................        (1)           Jul-2016                (500)
Russell 2000 Index E-MINI .............       (13)           Jun-2016             (69,000)
S&P 500 Index EMINI ...................       (30)           Jul-2016             (65,995)
SGX CNX Nifty Index ...................        (1)           Jun-2016                  45
Silver ................................         1            Jul-2016               2,945
Soybean ...............................         3            Jul-2016               1,725
Soybean Meal ..........................        (1)           Jul-2016              (2,040)
Soybean Meal ..........................        (1)           Aug-2016              (1,290)
Soybean Oil ...........................         2            Jul-2016              (1,680)
Soybean Oil ...........................         1            Aug-2016                (774)
SPI 200 Index .........................         1            Jun-2016                  95
Sugar #11 .............................         1            Sep-2016                 896
U.S. 10-Year Treasury Note ............        14            Jun-2016              (8,758)
U.S. 2-Year Treasury Note .............        (7)           May-2016              (4,344)
U.S. 5-Year Treasury Note .............        (5)           Jun-2016              (3,867)
U.S. Long Treasury Bond ...............         7            Jun-2016              (9,094)
U.S. Ultra Long Treasury Bond .........         4            Jun-2016             (13,016)

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS - CONTINUED

------------------------------------------------------------------------------------------------
TYPE OF                                     NUMBER OF        EXPIRATION           UNREALIZED
CONTRACT                                    CONTRACTS           DATE             APPRECIATION/
                                             (SHORT)                        (DEPRECIATION) $
------------------------------------------------------------------------------------------------
Wheat .................................        (3)           Jul-2016                (663)
Wheat .................................        (2)           Sep-2016                 163
WTI Crude Oil .........................        (1)           Jun-2016              (3,660)
WTI Crude Oil .........................        (1)           Jul-2016              (3,470)
                                                                                ---------
                                                                                 (147,220)
                                                                                =========

AUD - Australian Dollar                                        FTSE - Financial Times Stock Exchange
Bobl - German Federal Obligations                              GBP - British Pound
BTP - Long Italian Bond                                        ICE - Intercontinental Exchange
CAC - Cotation Assistee en Continu (Paris Stock Exchange)      LME - London Metal Exchange
CAD - Canadian Dollar                                          MSCI - Morgan Stanley Capital International
CBOT - Chicago Board of Trade                                  Oat - Obligations Assimilables du Tresor (French Government)
CHF - Swiss Franc                                              RBOB - Reformulated Blendstock for Oxygenated Blending
CNX - Crisil NSE Index (National Stock Exchange of India)      S&P - Standard & Poors
DJIA - Dow Jones Industrial Average                            SGX - Singapore Exchange
EURIBOR - Euro Interbank Offered Rate                          Schatz - Short-term German Federal Obligations
E-MINI - Futures contract 1/5 the size of a standard           SPI - Share Price Index
   contract                                                    WTI - West Texas Intermediate

For the six-month period ended April 30, 2016, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period. As of April 30, 2016, the Fund's net assets were $11,301,487.

The following shows the levels of inputs used as of April 30, 2016, in valuing the Fund's financial instruments carried at fair value:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS               LEVEL 1     LEVEL 2    LEVEL 3      TOTAL
                                       $           $          $           $
--------------------------------------------------------------------------------
  Futures Contracts
     Unrealized appreciation       193,169         -          -        193,169
     Unrealized depreciation      (340,389)        -          -       (340,389)
  Equity Swaps*
     Unrealized appreciation             -         -          -              -
     Unrealized depreciation             -         -          -              -
                                  ---------     -------    -------    ---------
Total Financial Instruments       (147,220)        -          -       (147,220)
                                  =========     =======    =======    =========

* EQUITY SWAPS REFLECT A FAIR VALUE OF $0 AT THE CLOSE OF BUSINESS ON APRIL 30, 2016 AS THE MONTHLY REALIZATION OF GAINS AND LOSSES ON THESE POSITIONS WAS CRYSTALLIZED ON APRIL 30, 2016, UPON THE MONTHLY RE-SET. THE CUMULATIVE NET REALIZED LOSS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2016 WAS $52,338.

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                                                          $
                                                                     ----------
ASSETS:
Cash .............................................................    7,137,948
Cash collateral on derivative contracts ..........................    3,181,034
Deposits held with broker (Note 2) ...............................    1,050,624
Due from broker (Note 2) .........................................      296,535
Receivable for capital shares sold ...............................       40,000
Receivable from Investment Adviser (Note 7) ......................       24,332
Dividends receivable .............................................       15,208
Foreign currency (Cost $751) .....................................          752
Prepaid expenses .................................................           23
                                                                     ----------
  Total assets ...................................................   11,746,456
                                                                     ----------
LIABILITIES:
Due to broker (Note 2) ...........................................      347,118
Payable due to Administrator (Note 6) ............................       13,524
Interest payable (Note 2) ........................................        5,840
Dividends payable (Note 2) .......................................        4,874
Payable due to Trustees ..........................................        3,802
Chief Compliance Officer fees payable (Note 5) ...................        1,803
Other accrued expenses ...........................................       68,008
                                                                     ----------
  Total liabilities ..............................................      444,969
                                                                     ----------
NET ASSETS .......................................................   11,301,487
                                                                     ==========
Net assets consist of:
Paid-in capital ..................................................   12,793,127
Distributions in excess of net investment income .................      (13,079)
Accumulated net realized loss on futures contracts, swap
  contracts and foreign currency transactions ....................   (1,331,433)
Net unrealized depreciation on futures contracts .................     (147,220)
Net unrealized appreciation on foreign currency translation ......           92
                                                                     ----------
NET ASSETS .......................................................   11,301,487
                                                                     ==========
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Class I shares (unlimited authorization - no par value)
  ($11,301,487/650,827 shares) ...................................        17.36
                                                                     ==========


    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENT OF OPERATIONS
                                                                          $
                                                                     ----------
INVESTMENT INCOME
Dividends ........................................................      160,612
Less: foreign taxes withheld .....................................       (3,736)
                                                                     ----------
  Total investment income ........................................      156,876
                                                                     ----------
EXPENSES
Administration fees (Note 6) .....................................       82,124
Professional fees ................................................       65,794
Investment advisory fees (Note 7) ................................       65,207
Dividend expense (Note 2) ........................................       46,464
Interest expense (Note 2) ........................................       37,377
Transfer Agent fees ..............................................       21,212
Custodian fees ...................................................       18,648
Printing fees ....................................................       13,108
Insurance and other expenses .....................................       11,334
Trustees' fees ...................................................        5,105
Chief Compliance Officer fees (Note 5) ...........................        3,254
                                                                     ----------
  TOTAL EXPENSES .................................................      369,627
                                                                     ----------
LESS:
Investment advisory fees waived (Note 7) .........................      (65,207)
Reimbursement from Investment Adviser (Note 7) ...................     (136,590)
                                                                     ----------
  NET EXPENSES ...................................................      167,830
                                                                     ----------
NET INVESTMENT LOSS ..............................................      (10,954)
                                                                     ----------
NET REALIZED GAIN/(LOSS) ON:
  Futures contracts ..............................................     (349,035)
  Swap contracts .................................................     (726,014)
  Foreign currency transactions ..................................       12,923

NET CHANGE IN UNREALIZED APPRECIATION ON:
  Futures contracts ..............................................      618,730
  Foreign currency and translation of other assets and
     liabilities denominated in foreign currency .................          596
                                                                     ----------
Net realized loss and unrealized appreciation ....................     (442,800)
                                                                     ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............     (453,754)
                                                                     ==========


    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE PERIOD
                                                                                        SEPTEMBER 30, 2015
                                                                     SIX-MONTH            (COMMENCEMENT
                                                                   PERIOD ENDED           OF OPERATIONS)
                                                                  APRIL 30, 2016              THROUGH
                                                                   (UNAUDITED)           OCTOBER 31, 2015
                                                                        $                        $
                                                                  ---------------        ------------------
OPERATIONS:
Net investment loss ............................................      (10,954)                (11,831)
  Net realized (loss)/gain on futures contracts,
     swap contracts  and foreign currency transactions .........   (1,062,126)                513,971
  Net change in unrealized appreciation/(depreciation) on
     futures contracts, foreign currency and translation
     of other assets and liabilities denominated in
     foreign currency ..........................................      619,326                (766,454)
                                                                  -----------              ----------
  Net decrease in net assets resulting from operations .........     (453,754)               (264,314)
                                                                  -----------              ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income ........................................     (773,572)                     --
                                                                  -----------              ----------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ............................     (773,572)                     --
                                                                  -----------              ----------
CAPITAL SHARE TRANSACTIONS(1):
  CLASS I SHARES
  Issued .......................................................    2,130,000               9,900,000
  Reinvestment of dividends ....................................      663,127                      --
                                                                  -----------              ----------
  Net increase in net assets from capital share
    transactions ...............................................    2,793,127               9,900,000
                                                                  -----------              ----------
  Total increase in net assets .................................    1,565,801               9,635,686
                                                                  -----------              ----------
NET ASSETS:
  Beginning of period ..........................................    9,735,686                 100,000
                                                                  -----------              ----------
  End of period ................................................   11,301,487               9,735,686
                                                                  ===========              ==========
  (Distributions in excess of)/undistributed net
    investment income ..........................................      (13,079)                771,447
                                                                  ===========              ==========

(1) SEE NOTE 10 -- SHARE TRANSACTIONS IN CONSOLIDATED NOTES TO THE FINANCIAL STATEMENTS.





    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
--------------------------------------------------------------------------------

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                                            FOR THE PERIOD
                                                                                          SEPTEMBER 30,  2015
                                                                      SIX-MONTH              (COMMENCEMENT
                                                                     PERIOD ENDED            OF OPERATIONS)
                                                                    APRIL 30, 2016               THROUGH
                                                                     (UNAUDITED)           OCTOBER 31, 2015
CLASS I SHARES                                                             $                        $
                                                                    --------------        -------------------
Net asset value, beginning of period ..........................         19.47                   20.00
                                                                       ------                 -------
LOSS FROM OPERATIONS:
Net investment loss(1) ........................................         (0.02)                  (0.02)
Net realized and unrealized loss on investments ...............         (0.62)                  (0.51)
                                                                       ------                 -------
Total loss from operations ....................................         (0.64)                  (0.53)
                                                                       ------                 -------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income .......................................         (1.47)                     --
                                                                       ------                 -------
Total dividends and distributions .............................         (1.47)                     --
                                                                       ------                 -------
Net asset value, end of period ................................         17.36                   19.47
                                                                       ======                 =======
TOTAL RETURN+ .................................................       (3.63)%                 (2.65)%
                                                                       ======                 =======
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands) .......................        11,301                   9,736
Ratio of expenses to average net assets (including
  dividend expense, interest expense, waivers and
  reimbursements)(2)(3) .......................................         3.22%                   2.72%
Ratio of expenses to average net assets (including
  dividend  expense, interest expense, excluding waivers
  and reimbursements) (3) .....................................         7.09%                  15.98%
Ratio of net investment loss to average net assets (3) ........       (0.21)%                 (1.43)%
Portfolio turnover rate (4) ...................................         0.00%                   0.00%

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2) EXCLUDING DIVIDEND AND INTEREST EXPENSE, THE RATIO OF EXPENSES TO NET ASSETS WOULD HAVE BEEN 1.61%.
(3)  ANNUALIZED
(4) PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE FUND HOLDS EQUITY SWAP CONTRACTS WHICH RESET EACH MONTH AND/OR HAVE BEEN SOLD DURING THE PERIOD. THESE HOLDINGS ARE SPECIFICALLY EXCLUDED FROM THE PORTFOLIO TURNOVER RATE CALCULATION.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

    The accompanying notes are an integral part of the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1.   ORGANIZATION

Winton Diversified Opportunities Fund (the "Fund") is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on September 30, 2015. The Fund is a closed-end diversified investment management company that operates as an interval fund. The Fund currently offers a single class of shares of beneficial interest designated as Class I shares to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Capital Group Limited, an English limited company. The Adviser provides investment advisory services to the Fund and its Subsidiary (as defined below), and is responsible for their investment activities.

The Fund's investment objective is to seek to achieve long-term capital appreciation through compound growth. The investment strategy of the Fund is to invest globally, long and short, using leverage, in a diversified range of instruments which the Adviser believes are liquid (including exchange traded futures, options and forwards, currency forwards traded over the counter, equity securities (including common stocks of companies of any market capitalization, depositary receipts and exchange traded funds), derivatives linked to such securities (including swaps and equity index futures) and other related instruments) by following a systematic investment process that is based on statistical research. The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly-owned subsidiary, Winton Diversified Opportunities Fund Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"), which may then invest in such assets directly or indirectly. The Fund may also invest a significant portion of its assets in other instruments for cash management purposes. These other instruments are expected to be predominantly comprised of U.S. Treasury obligations but may include debt instruments of any government, corporation or other entity and may include other instruments such as money market funds.

The Fund seeks to achieve its investment objective in accordance with its investment strategy by following a systematic investment process which has been developed and is implemented by the Adviser. The investment process is based on statistical

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

1.   ORGANIZATION (CONTINUED)

analysis of historical data. This research is used to develop investment strategies that are operated as an automated, computer-based system. This investment system is implemented, with certain variations resulting from particular investment constraints, to create different investment programs, including the program used by the Fund (the "Program").

A new Prospectus and related Statement of Additional Information were issued on March 1, 2016.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the
Fund:

A) STATEMENT OF COMPLIANCE -- These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The Fund is an investment company that applies the accounting and reporting guidance issued in the Accounting Standards Codification ("ASC") Topic 946 by the U.S. Financial Accounting Standards Board ("FASB").

B) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

C) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

D) COMMODITY-LINKED INVESTMENTS -- The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D)   COMMODITY-LINKED INVESTMENTS -- (CONTINUED)

     extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, other commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

     In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Subchapter M of the Code"), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity- linked futures, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

E) SECURITIES SOLD SHORT -- The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E)   SECURITIES SOLD SHORT (CONTINUED) --

     requirements, until the short position is closed out. These proceeds are listed on the Consolidated Statement of Assets and Liabilities as Due from broker. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

     Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

F) FUTURES CONTRACTS -- The Fund and Subsidiary may enter into futures contracts or related options on futures contracts. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. Futures contracts are traded on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the Commodity Futures Trading Commission. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

G) SWAP AGREEMENTS -- The Fund may invest in swap agreements as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments.

     EQUITY SWAPS

     In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G)   SWAP AGREEMENTS (CONTINUED) --

     Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from counterparties, pricing services, brokers or market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. The equity swaps reset monthly, as such there was $0 unrealized appreciation/ (depreciation) as of April 30, 2016.

     All swaps held by the Fund during the six-month period ended April 30, 2016 had equity risk exposure.

H) INVESTMENT IN SUBSIDIARY -- The Fund invests in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus the Fund, as an investor in its own Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Subsidiary commenced operations on September 30, 2015.

I) ORGANIZATION AND OFFERING COSTS -- The Adviser or an affiliate of the Adviser, agreed to pay the organization and initial offering costs on behalf of the Fund including the Subsidiary. The organization and initial offering costs include the preparation and filing of incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, the Fund's financial statements do not reflect these organization and offering costs. The Fund and Subsidiary incurred no organization and offering costs incurred for the six-month period ended April 30, 2016. Any additional organization and initial offering costs incurred by the Fund and Subsidiary will be paid by the Adviser or an affiliate of the Adviser.

J) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J)   FEDERAL INCOME TAXES (CONTINUED) --

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the six-month period ended April 30, 2016, the Fund did not have a liability for any unrecognized taxable benefits. The Fund recognizes interest and penalties, if any, related to unrecognized taxable benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

K) SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

I) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I)   FOREIGN CURRENCY TRANSLATION (CONTINUED) --

     Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received or paid.

M) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income annually and distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

N) RECENT ACCOUNTING PRONOUNCEMENT -- In August 2014, the FASB issued Accounting Standards Update ("ASU") 2014-15 -- Presentation of Financial Statements -- Going Concern (Subtopic 205-40) ("ASU 2014-15"). The pronouncement outlines management's responsibility regarding assessment of the Fund's ability to continue as a going concern, even if the Fund's liquidation is not imminent. Under this guidance, during each period in which financial statements are prepared, management will need to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the entity's ability to continue as a going concern within one year after the date the financial statements are available for issuance. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however early adoption is permitted. It is expected that this pronouncement will have no significant impact on the financial statements.

3.   INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter ("OTC"), are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board").

Exchange traded options on securities and indices purchased by the Fund or Subsidiary generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange-traded options on securities and indices written by the Fund or Subsidiary are generally valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the OTC market, if the OTC option is also an exchange-traded option, the Fund or Subsidiary will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund or Subsidiary will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's or Subsidiary's pricing cycle. Swap contracts held by the Fund or Subsidiary are valued primarily using valuations from independent pricing services. If the valuations cannot be so sourced, then valuations can be based on broker quotations, or if no broker quotations are available, from the swap counterparty or by reference to daily quoted values for the indices or securities upon which the swap contract is valued. In the absence of the above, an appropriate method of valuation will be determined subject to the fair valuation procedures established by the Adviser.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

The Subsidiary's assets and liabilities will also be valued in accordance with the methods listed above. The Fund's investment in the Subsidiary is valued at the net asset value of the Subsidiary and the results of the Subsidiary are consolidated into the Fund for financial reporting purposes.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

     Level 1 -- unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

     Level 2 -- observable inputs other than quoted prices included in Level 1 that are not observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.


     Level 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. There were no Level 3 assets and liabilities as of and for the six-month period ended April 30, 2016.

For the six-month period ended April 30, 2016, there were no transfers between levels. It is the Fund's policy to recognize transfers into and out of levels at the end of the reporting period.

For details of the investment classification, refer to the Consolidated Schedule of Investments.

TRANSACTIONS

During the six-month period ended April 30, 2016, the Fund purchased 3,927,758 swap contracts and closed 3,991,917 swap contracts for a realized loss of $726,014 with 435,164 swap contracts outstanding. This turnover is inclusive of monthly swap resets, expirations and transactions with the counterparty. The open swap contracts are collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

During the six-month period ended April 30, 2016, the Fund purchased 1,497 futures contracts and closed 1,591 futures contracts for a realized loss of $349,035 with 548 futures contracts outstanding. All future contracts held by the Fund are exchange-traded and therefore no right of offset exists. The future contracts were collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

4.   BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY

The Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. All intercompany balances and transactions have been eliminated on consolidation of the Subsidiary.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.   BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY (CONTINUED)

The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a non conforming tax year end of September 30. The net assets of the Subsidiary at April 30, 2016, were $1,066,165, which represented 9.43% of the net assets of the Fund.

Income, gains and losses attributed to the Fund's investments in the Subsidiary, during the six-month period ended April 30, 2016, are as follows:

                                                                $
                                                             -------
     INVESTMENT INCOME:
       Interest income .................................          --
     NET REALIZED GAIN/(LOSS) ON:
       Futures contracts ...............................     149,970
       Swap contracts ..................................        (490)
       Foreign currency transactions ...................         (18)
     NET CHANGE IN UNREALIZED DEPRECIATION ON:
       Futures contracts ...............................      (8,892)
                                                           ---------
     TOTAL INCOME, GAINS AND LOSSES ATTRIBUTED TO
       THE FUND'S INVESTMENTS IN THE SUBSIDIARY ........     140,570
                                                           =========

5.   TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 82% of the Class I shares as of April 30, 2016.

Certain officers of the Fund are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Fund.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Fund as incurred. The services include regulatory oversight of the Fund's advisors and service providers, as required by SEC regulations.

The CCO's services and fees have been approved by and are reviewed by the Board. The Fund pays these fees to the Administrator.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

6.   ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to certain minimums. For the six-month period ended April 30, 2016, the Fund paid $82,124 for these services, of which $13,524 was outstanding at April 30, 2016.

The Bank of New York Mellon (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement.

Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer agent and dividend disbursing agent pursuant to a transfer agency agreement.

The Distributor is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other selling agents or sub-distributors for the sale and distribution of Fund shares.

7.   INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of average net assets. The management fee is applied to the Fund's net asset value ("NAV") (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The Management Fee is accrued at least weekly and paid monthly, in arrears.

The Fund pays the Adviser a performance based incentive fee ("Incentive Fee"), quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Un-recouped Investment Losses (as defined below) as of the end of the previous calendar quarter.

The term "Investment Profits" refers to an increase in the NAV of a share attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting (i) interest earned on, and net realized and unrealized gains arising from, the Fund's cash balances and fixed

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.   INVESTMENT ADVISORY AGREEMENT (CONTINUED)

income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter). The term "Un-recouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities (after deducting (i) interest earned on, and net realized and unrealized gains arising from the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, Incentive Fees and non-routine expenses) from exceeding 1.61% of the Fund's average daily net assets until February 28, 2017 (the "Expense Limitation"). This agreement may be terminated: (i) by the Board of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Fund, effective as of the close of business on February 28, 2017. As of April 30, 2016, fees which were previously waived and/or reimbursed by the Adviser were $311,254.

The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary's portfolio. The Subsidiary does not pay a separate management fee to the Adviser for these services.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8.   FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

As of October 31, 2015, the components of Accumulated Losses on a tax basis were as follows:

                                                             $
                                                         ---------
     Undistributed Ordinary Income ..................     773,523
     Capital Loss Carryforwards Short-Term ..........    (371,594)
     Capital Loss Carryforwards Long-Term ...........    (606,439)
     Unrealized Depreciation ........................    (822,329)
     Other Temporary Differences ....................     762,525
                                                         ---------
     Total Accumulated Losses .......................    (264,314)
                                                         =========

For Federal Income Tax purposes, the Fund may carry forward a net short term capital loss and a net long term capital loss to offset future capital gains, which are not subject to expiration.

Other temporary differences are primarily mark to market gain from open futures, unrealized gain/losses and capitalized dividend expense associated with short sale transactions.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9.   DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of April 30, 2016 was as follows:

--------------------------------------------------------------------------------
             Asset Derivatives                     Liability Derivatives
--------------------------------------------------------------------------------
                                    ($)                                   ($)
--------------------------------------------------------------------------------

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS:*

Commodity contracts
    Net assets -- Unrealized                 Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                     53,180       contracts                 82,676
Equity contracts
    Net assets -- Unrealized                 Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                      1,552       contracts                146,906
Foreign Exchange contracts
    Net assets -- Unrealized                 Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                     70,078       contracts                 44,586
Interest rate contracts
    Net assets -- Unrealized                 Net assets -- Unrealized
    appreciation on futures                    depreciation on futures
    contracts                     68,359       contracts                 66,221
                                 -------                                -------
Total derivatives not accounted
for as hedging instruments       193,169                                340,389
                                 =======                                =======

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day's variation margin, as of April 30, 2016 is reported within the Consolidated Statement of Assets and Liabilities.

The tables below show the effect of derivative instruments on the Consolidated Statement of Operations for the six-month period ended April 30, 2016.

Amount of realized gain/(loss) on derivatives recognized in income:

   DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                  FUTURES          SWAPS            TOTAL
                                     $               $                $
                                 ---------       ---------      ----------
   Commodity contracts .......    149,970              --          149,970
   Equity contracts ..........   (750,340)       (726,014)      (1,476,354)
   Foreign exchange
     contracts ...............    (27,348)             --          (27,348)
   Interest rate contracts ...    278,683              --          278,683
                                 ---------       ---------      ----------
      Total ..................   (349,035)       (726,014)      (1,075,049)
                                 =========       =========      ==========

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9.   DERIVATIVE TRANSACTIONS (CONTINUED)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

   DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                  FUTURES          SWAPS            TOTAL
                                     $               $                $
                                 ---------       ---------      ----------
   Commodity contracts .......     (8,892)             --           (8,892)
   Equity contracts ..........    600,499              --          600,499
   Foreign exchange
     contracts ...............     12,610              --           12,610
   Interest rate contracts ...     14,513              --           14,513
                                 ---------       ---------      ----------
      Total ..................    618,730              --          618,730
                                 =========       =========      ==========

10. SHARE TRANSACTIONS

Class I shares of beneficial interest in the Fund were offered during an initial offering period ending on September 30, 2015. During the initial offering period, Class I shares were offered at the offering price, which was $20.00 per share. Thereafter, the shares are offered on a continuous monthly basis (generally as of 4:00 p.m. Eastern Time on the last business day of each month (the "Closing Time"), at the NAV per share at that time. At each Closing Time, purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund as of the first business day of the next month following the acceptance of an investor's purchase order. For each investor, the Fund requires a minimum initial investment of $10,000 and minimum subsequent investments of $5,000. The Fund may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940. Class I shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund's eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.  SHARE TRANSACTIONS (CONTINUED)

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The pricing date for the Fund's first repurchase offer was March 31, 2016.

For each repurchase offer, the Fund will offer to repurchase at least 5% of its total outstanding shares, unless the Fund's Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend that, at each repurchase offer, the Fund will offer to repurchase at least 15% of its total outstanding shares, subject to approval of the Board. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

The share transactions for the Fund are shown below:

                                                                       FOR THE PERIOD
                                                                     SEPTEMBER 30, 2015
                                                    SIX-MONTH          (COMMENCEMENT
                                                  PERIOD ENDED         OF OPERATIONS)
                                                 APRIL 30, 2016           THROUGH
                                                  (UNAUDITED)         OCTOBER 31, 2015
                                                       $                     $
                                                 --------------     -------------------
Shares transactions:
  CLASS I SHARES
  Issued ..................................          114,391              495,000
  Reinvestment of dividends ...............           36,436                   --
                                                     -------              -------
  INCREASE IN CLASS I SHARES ..............          150,827              495,000
                                                     -------              -------
  Net increase in shares outstanding ......          150,827              495,000
                                                     =======              =======

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all investment companies, shareholders are subject to the risk that investments could lose money. A Fund share is not a bank deposit and it is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The risk factors affecting investments in the Fund and Subsidiary are set out in the Prospectus and Statement of Additional Information. The nature and the extent of the investments held at April 30, 2016 are set out in the Schedule of Investments.

The Board is responsible for overseeing the Fund's service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund's business and, consequently, for managing the risks associated with that business.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective.

A) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

     (I) CURRENCY RISK --As a result of the Fund's and Subsidiary's investments in securities and derivatives denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund and Subsidiary will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. dollar, which would adversely affect the U.S. dollar value of an investment in the Fund and Subsidiary. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States of abroad.

     (II) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Fund will invest in U.S. treasuries that will be interest bearing. The Fund and Subsidiary's cash and cash equivalents also will expose them to interest rate risk.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)


    (III) DERIVATIVES RISK -- The Fund's and Subsidiary's use of futures contracts, forward contracts, options and swaps will be subject to market risk and correlation risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's and Subsidiary's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund and/or Subsidiary to lose more than the principal amount invested in a derivative instrument. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets and the ultimate impact of the regulations remains unclear. In addition, the SEC is considering implementing regulations that would govern the use of derivatives by registered investment companies, such as the Fund or Subsidiary, and such new regulations may require the Fund and/or Subsidiary to alter its structure or operations.

     (IV) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, derivatives or currency risk), whether caused by factors specific to an individual instrument, its issuer or all the factors affecting all financial instruments in the market.

          All investments are valued at fair value, with fair value changes recognized in the Consolidated Statement of Operations. All changes in market prices directly affect net change in net assets resulting from operations in the Consolidated Statement of Changes in Net Assets. The Adviser, in accordance with the policies and procedures in place, monitors the risk on a regular basis.

(B) CREDIT RISK -- Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. The carrying amounts of assets and liabilities will be an estimate of the maximum exposure at the Consolidated Statement of Assets and Liabilities date.

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

(C) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund and Subsidiary will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that the Fund and/or Subsidiary could be required to pay its liabilities or redeem its shares earlier than expected.

(D) COUNTERPARTY RISK -- The Fund and Subsidiary will be subject to the risk of the inability of any counterparty (including the Fund's or Subsidiary's custodian and clearing brokers and prime brokers used by the Fund or Subsidiary) to perform with respect to transactions, whether due to insolvency, bankruptcy or other causes. If there is a failure or default by the counterparty to such a transaction, the Fund or Subsidiary will have contractual remedies pursuant to the agreements related to the transaction but these may be of limited or no legal and/or commercial benefit depending on the financial position of the defaulting counterparty. The Fund and Subsidiary may not be able to recover all of its cash and/or securities in the event of the insolvency and bankruptcy of its custodian. These risks are heightened to the extent that the Fund or the Subsidiary gains a substantial amount of investment exposure indirectly through swaps.

(E) SUBSIDIARY RISK -- The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, or governmental interpretation of such laws, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

12. INDEMNIFICATIONS

In the normal course of business the Fund and Subsidiary enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves

[WINTON LOGO OMITTED]                      Winton Diversified Opportunities Fund
                                           For the six-month period ended
                                           April 30, 2016 (Unaudited)
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

12.  INDEMNIFICATIONS (CONTINUED)

possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

13.  SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the consolidated financial statements as of April 30, 2016.

WIN-SA-002-0100

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Winton Diversified Opportunities Fund

                                           /s/ Michael Beattie
By (Signature and Title)                   -------------------------------------
                                           Michael Beattie, President

Date: July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           /s/ Michael Beattie
By (Signature and Title)                   -------------------------------------
                                           Michael Beattie, President

Date: July 6, 2016

                                           /s/ Stephen Connors
By (Signature and Title)                   -------------------------------------
                                           Stephen Connors
                                           Treasurer, Controller & CFO

Date: July 6, 2016